COLT 2022-3 ABS-15G

Exhibit 99.8

Loan Level Exceptions

Run Date - XX/XX/XXXX

Recovco Loan ID	Loan #1	Loan #2	Dummy ID	Initial Overall Grade	Final Overall Grade	Initial Credit	Initial Value	Initial Compliance	Final Credit	Final Value	Final Compliance	Grade 3 Exceptions (Conditions / Curable)	Grade 2 Exceptions (Warnings)	Resolved Exceptions	Waived Exceptions
OTHEP3TEY1X	XXXXXX	XXXXXX	4350095411	3	2	2	3	1	2	1	1				*** (WAIVED) Property listed for sale in past 12 months - EV W COMMENT: Subject property was purchased on XX/XX/XXXX (pg 9) which is less than 120 days required seasoning.
LROKO1G4KEV	XXXXXX	XXXXXX	4350096042	3	2	3	1	1	2	1	1	*** (WAIVED) Missing Documentation - EV W
															COMMENT: The guidelines section 14.3.1 stated that if the appraisal reflects the subject as tenant occupied a lease agreement is required. The file is missing the lease agreement.
13I05KO4NYU	XXXXXX	XXXXXX	4350095394	3	2	3	1	1	2	1	1	*** (WAIVED) Borrower(s) LTV Requirement (Fail) - EV W
COMMENT:   The loan closed as a foreign national DSCR program with a loan amount of $XXX and a 70% LTV(CLTV). Per guidelines matrix and the approval on file page 2 item 405 the maximum LTV for a foreign national is 50% and the maximum loan amount is XXX On page 1 of the file contains an exception only for the loan amount.

*** (WAIVED) Loan amount exceeds guideline maximum - EV W
COMMENT:   Loan amount of $XXX exceeds maximum of XXX permitted per guidelines.  Lender approved exception on page 1 of loan file.

*** (WAIVED) Original CLTV does not meet eligibility requirement(s) - EV W
COMMENT:   The loan closed as a foreign national DSCR program with a loan amount of $XXX and a 70% LTV(CLTV). Per guidelines matrix and the approval on file page 2 item 405 the maximum LTV for a foreign national is 50% and the maximum loan amount is $XXX. On page 1 of the file contains an exception only for the loan amount.

*** (WAIVED) Original LTV (OLTV) does not meet eligibility requirement(s) - EV W
															COMMENT: The loan closed as a foreign national DSCR program with a loan amount of $XXX and a 70% LTV(CLTV). Per guidelines matrix and the approval on file page 2 item 405 the maximum LTV for a foreign national is 50% and the maximum loan amount is $XXX. On page 1 of the file contains an exception only for the loan amount.
JZYEQ0HCZ2N	XXXXXX	XXXXXX	4350096029	3	2	3	1	1	2	1	1	*** (OPEN) Asset do not meet guidelines - EV 2
													COMMENT: The gift assets documented in the file are not validated through a third-party vendor. A copy of this required documentation must be uploaded to the file. (Guideline 12.1.1)
*** (CURED) Only Estimated HUD in file - EV R
COMMENT: A copy of the final settlement statement for the subject loan is not found in the file. A copy of this required document must be uploaded to the file.	*** (WAIVED) Borrower(s) LTV Requirement (Fail) - EV W
COMMENT:   LTV of 80% exceeds guidelines maximum of 70%.  All funds required to close the subject loan are from an eligible gift donor which requires a reduction in maximum LTV of 10%.

*** (WAIVED) Original CLTV does not meet eligibility requirement(s) - EV W
COMMENT:   A level 3 finding is presently on the file to address this matter.  All funds required to close the subject loan are from an eligible gift donor which requires a reduction in maximum LTV of 10%.  The max LTV for the subject rate-term refinance is 80% per the matrix and the actual LTV is 80%.  The file does not include an approved exception allowing the subject loan LTV to exceed the max allowed of 70%.  A copy of this required document must be uploaded to the file.

*** (WAIVED) Original LTV (OLTV) does not meet eligibility requirement(s) - EV W
															COMMENT: LTV of 80% exceeds guidelines maximum of 70%. All funds required to close the subject loan are from an eligible gift donor which requires a reduction in maximum LTV of 10%.
NSFQG1BBZBN	XXXXXX	XXXXXX	4350096035	3	2	3	3	1	2	1	1	*** (CURED) Appraisal incomplete (missing map layout pages etc) - EV R
COMMENT: The appraisal does not include photo of comparable sales 1 & 2 and rental property 2. Copies of these required photo images must be included in the appraisal and copy of the updated appraisal must be obtained and uploaded to the file.	*** (WAIVED) Asset documentation does not meet guideline requirment - EV W
COMMENT:   The file does not include a 3rd party validation from a third party service provided as required by guideline 12.1.1.  A copy of that required documentation must be obtained and uploaded to the file.

*** (WAIVED) Asset do not meet guidelines - EV W
															COMMENT: Eligible assets in the file are documented with only one monthly statement and guideline 12.3 requires seasoning for minimum of 60 days. A copy of the additional account statement or a VOM including all required statement information must be obtained and uploaded to the file
DKNFJF2YBSF	XXXXXX	XXXXXX	4350095375	3	2	3	1	1	2	1	1	*** (OPEN) Original CLTV does not meet eligibility requirement(s) - EV 2
COMMENT:   Investment property cash out refinance bank statement program - loan amount less than $XXX - need a 680 FICO for a max LTV/CLTV of 50% - Max for FICOs over 760 is 65% - loan closed at 68.11% LTV/CLTV - no lender exception located in file

*** (OPEN) Original LTV (OLTV) does not meet eligibility requirement(s) - EV 2
COMMENT:   Investment property cash out refinance bank statement program - loan amount less than $XXX million - need a 680 FICO for a max LTVCLTV of 50% - Max for FICOs over 760 is 65% - loan closed at 68.11% LTV/CLTV - no lender exception located in file

*** (OPEN) Qualifying Credit Score does not meet eligibility requirement(s) - EV 2
													COMMENT: Investment property cash out refinance bank statement program - loan amount less than $XXX million - need a 680 FICO for a max LTVCLTV of 50% - Max for FICOs over 760 is 65% - loan closed at 68.11% LTV/CLTV - no lender exception located in file	*** (CURED) Unable to verify PITI on other mortgage related obligations (ATR) - EV R COMMENT: Missing proof of PITI on all investment properties took figures from 1003.
VRZFYWOWC1C	XXXXXX	XXXXXX	4350095390	3	1	1	1	3	1	1	1	*** (CURED) TRID CD at consummation - EV R
														COMMENT: The file does not contain evidence that a CD was provided on the day the mortgage was signed and notarized. The last CD available in the file was issued on XX/XX/XXXX and received by the consumer on XX/XX/XXXX. If a CD was provided at consummation provide for testing. If CD was received electronically please provide evidence of receipt as well as the e-Consent.
0HTGKGQMRPV	XXXXXX	XXXXXX	4350095667	3	1	1	1	3	1	1	1	*** (CURED) TRID - Zero tolerance violation - EV R
														COMMENT: This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) ) The lender credit decreased on the CD issued on XX/XX/XXXX without a valid change of circumstance. A cost to cure in the amount of $XXX is required. The defect can be cured by reimbursing the consumer or by providing a valid reason for the change. If curing the violation with a refund the following documents are required: LOE to consumer(s) PCCD copy of the refund and proof of delivery (mailing label).
AZSDPU22DH3	XXXXXX	XXXXXX	4350095482	3	1	3	3	1	1	1	1	*** (CURED) Transmittal (1008) is Missing - EV R
COMMENT:   The loan file is missing the 1008.

*** (CURED) Value used by lender not supported - EV R
														COMMENT: Origination value of $XXX and CU Score of 3.2 not supported. Loan is missing third party valuation.
RPHDKXKKBMF	XXXXXX	XXXXXX	4350095475	3	2	3	1	1	2	1	1		*** (OPEN) Loan does not conform to program guidelines - EV 2 COMMENT: Non Arms Length Transaction. The borrowerXXX works for the lender of the subject transaction XXX Inc. XXX XXX Mortgage.	*** (CURED) Transmittal (1008) is Missing - EV R COMMENT: The 1008 is missing from the file.
KUF5EBV3OLK	XXXXXX	XXXXXX	4350095408	3	1	3	1	1	1	1	1	*** (CURED) Title issue - EV R
														COMMENT: The loan file is missing evidence Title was transferred from the XXX of the LLC as Individuals to the borrower XXX pages 68 and 69 - Schedule "C" item 17. Provide Final Title Policy for review.
STH1C4V53KR	XXXXXX	XXXXXX	4350095373	3	2	3	1	2	2	1	2	*** (OPEN) ComplianceEase TRID Tolerance Test Failed #2 - EV 2
COMMENT:   The loan is an HPML and it meets the Escrow and Appraisal Requirements.

*** (OPEN) Original CLTV does not meet eligibility requirement(s) - EV 2
COMMENT:   Bank Statement loan loan amount <$XXX 720 score Primary cashout refinance - Max LTV/CLTV 70% - Actual LTV/CLTV 80%

*** (OPEN) Original LTV (OLTV) does not meet eligibility requirement(s) - EV 2
													COMMENT: Bank Statement loan loan amount <$XXX 720 score Primary cashout refinance - Max LTV/CLTV 70% - Actual LTV/CLTV 80%	*** (CURED) Settlement date is different from note date - EV R COMMENT: The Note was prepared on XX/XX/XXXX; however per the notary's signature and date consummation took place XX/XX/XXXX. No issue.
R4OOVF5CV3R	XXXXXX	XXXXXX	4350095663	3	2	2	1	3	2	1	1	*** (OPEN) Qualifying Credit Score does not meet eligibility requirement(s) - EV 2 COMMENT: Minimum required credit score is 660 - actual mid-score is 645	*** (CURED) ROR funding date before end of required rescission period - EV R
														COMMENT: The loan failed the Right of Rescission test. The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation delivery of the notice required by 12 CFR §1026.23 or §1026.15 or delivery of all material disclosures whichever occurs last. Consummation took place on (XX/XX/XXXX) and per the last revised CD issued on (XX/XX/XXXX) the loan disbursed on (XX/XX/XXXX). Loan could not disburse until after the end of the rescission period; rescission ended on (XX/XX/XXXX). The defect can be cured by providing the true funding date.
ARCWKXD0DDU	XXXXXX	XXXXXX	4350095381	3	2	3	1	3	1	1	2	*** (OPEN) ComplianceEase TRID Tolerance Test Failed #2 - EV 2
COMMENT:   The loan is an HPML and it meets the Escrow and Appraisal Requirements.

*** (OPEN) Missing TRID Reimbursement Documentation (for requirements not related to a tolerance fail) - EV 2
COMMENT: This loan failed the reimbursement date post-consummation revised closing disclosure delivery date test. The PCCD issued on XX/XX/XXXX was provided more than 60 calendar days after the consummation date XX/XX/XXXXe>. Per § 1026.19(f)(2)(v)) if the creditor cures a tolerance violation by providing a reimbursement to the consumer the creditor must deliver or place in the mail a corrected Closing Disclosure that reflects the reimbursement no later than 60 calendar days after consummation. No rebuttal response required. Cure accepted 60 days from discovery.	*** (CURED) ROR funding date before end of required rescission period - EV R
														COMMENT: The loan failed the Right of Rescission test. The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation delivery of the notice required by 12 CFR §1026.23 or §1026.15 or delivery of all material disclosures whichever occurs last. Consummation took place on XX/XX/XXXX and per the last revised CD/PCCD issued on XX/XX/XXXX the loan disbursed on XX/XX/XXXX. Loan could not disburse until after the end of the rescission period; rescission ended on XX/XX/XXXX. The defect can be cured by providing the true funding date.
NSIEFZFDVS5	XXXXXX	XXXXXX	4350095662	3	1	3	1	1	1	1	1			*** (CURED) Note is missing or unexecuted - EV R COMMENT: The Note is missing. The defect can be resolved by providing the executed missing document.
DNRFDAASZHA	XXXXXX	XXXXXX	4350096045	3	1	3	1	1	1	1	1	*** (CURED) Mortgage history for primary residence less than 12 months - EV R
COMMENT:   The guidelines section 10.6.2 requires housing history ratings must be obtained for the subject property and the borrowers primary residence. The file is missing evidence of the borrowers primary residence payment history.

*** (CURED) Mortgage missing / unexecuted - EV R
COMMENT:   The loan file does not contain the Mortgage.

*** (CURED) Note is missing or unexecuted - EV R
														COMMENT: The loan file does not contain the Note.
VF1VUBPQJFI	XXXXXX	XXXXXX	4350096040	3	2	3	1	1	2	1	1	*** (OPEN) Missing Documentation - EV 2
COMMENT: The guidelines section 12.3 requires two full months of bank statements to properly document funds to close and reserves. The file included a copy of bank statements for accounts ending XXXX XXXX XXXX located on page 99 dated XX/XX/XXXX; however only one month was provided.	*** (CURED) Mortgage history for primary residence less than 12 months - EV R
														COMMENT: The guidelines section 10.6 requires housing history ratings must be obtained for the subject property and the borrower’s primary residence. The file is missing evidence of the borrower’s primary residence payment history.
PFYEGCNCNBD	XXXXXX	XXXXXX	4350095378	3	2	1	1	3	1	1	2	*** (OPEN) ComplianceEase TRID Tolerance Test Failed #2 - EV 2
COMMENT:   The loan is an HPML and it meets the Escrow and Appraisal Requirements.

*** (OPEN) Missing TRID Reimbursement Documentation (for requirements not related to a tolerance fail) - EV 2
													COMMENT: This loan failed the reimbursement date post-consummation revised closing disclosure delivery date test. The PCCD issued on XX/XX/XXXX was provided more than 60 calendar days after the consummation date XX/XX/XXXX. Per § 1026.19(f)(2)(v)) if the creditor cures a tolerance violation by providing a reimbursement to the consumer the creditor must deliver or place in the mail a corrected Closing Disclosure that reflects the reimbursement no later than 60 calendar days after consummation. No rebuttal response required. Cure accepted 60 days from discovery.	*** (CURED) Missing TRID RESPA Disclosures - EV R COMMENT: The CD issued on XX/XX/XXXX does not reflect the correct Disbursement Date when compared to the ALTA Statement.
LNBGS1OUPZN	XXXXXX	XXXXXX	4350096031	3	1	3	1	3	1	1	1	*** (CURED) Missing TRID RESPA Disclosures - EV R
COMMENT:   The CD issued on XX/XX/XXXX does not reflect the correct number of columns under Projected Payments based on Product Type.  The CD shows 10 years of interest-only payments.  However the note does not show any interest-only period or payments.

*** (CURED) Missing TRID RESPA Disclosures - EV R
COMMENT:   The CD issued on XX/XX/XXXX does not reflect the correct Principal and Interest under the Projected Payments when compared to the Note.  The note shows a monthly P&I payment amount of $XXX.  The CD shows an interest-only payment of of $XXX and a P&I payment of $XXX  (The note does not show any interest-only period or payment.)

*** (CURED) Fully executed Trust Agreement is missing  - EV R
														COMMENT: The subject property is vested in XXX dated XX/XX/XXXX missing evidence of the trust documentation in the file.
MND2SEMK2OF	XXXXXX	XXXXXX	4350095665	3	1	1	1	3	1	1	1	*** (CURED) Missing TRID RESPA Disclosures - EV R
														COMMENT: A revised disclosure was not provided to the consumer within 3 business days of the rate lock date XX/XX/XXXX. Per regulation when there is a rate lock the creditor must provide a revised disclosure within three business days.
DM52ZWA2EKJ	XXXXXX	XXXXXX	4350095371	3	2	3	1	1	2	1	1	*** (OPEN) Borrower(s) Months Reserves Requirement (Fail) - EV 2
COMMENT:   The DSCR program required 6 months reserves. Furthermore The approval on page 2 required 6 months PITI for cash reserves. Total assets after closing is $XXX. Using  PITIA of $XXX x 6=$XXX. The borrowers are short of reserves for $XXX.

*** (OPEN) Borrower(s) Reserves Requirement (Fail) - EV 2
COMMENT:   The DSCR program required 6 months reserves. Furthermore The approval on page 2 required 6 months PITI for cash reserves. Total assets after closing is $XXX. Using  PITIA of $XXX x 6=$XXX. The borrowers are short of reserves for $XXX.

*** (OPEN) DSCR Is Not Eligible - EV 2
COMMENT:   The guidelines matrix page 1 allow a DSCR of 1.00 when the credit score is 720 and the LTV is 75.  The loan closed with a LTV of 74% the borrowers qualifying score is 799 and the DSCR is 0.79 using the lesser of the lease and market rent. ( $XXX market rent/$XXX PITIA).

														*** (CURED) Missing required 1-4 family rider - EV R COMMENT: The loan program is a DSCR investor the Mortgage DEED of Trust on page 237 is missing the 1-4 Family Rider.
BFG21QIQMBU	XXXXXX	XXXXXX	4350095412	3	1	3	1	1	1	1	1			*** (CURED) Missing proof of hazard insurance - EV R COMMENT: Hazard insurance missing from loan file.
CFDS40PEOAU	XXXXXX	XXXXXX	4350095379	3	2	3	3	1	2	1	1	*** (OPEN) Borrower(s) LTV Requirement (Fail) - EV 2
COMMENT:   The guidelines Matrix page 2 allow of LTV 75% when the credit score is 760 and the loan amount is up to $XXX.  The loan closed with a LTV of 75% the borrower’s qualifying score is 732 and the loan amount is $XXX.  The LTV exceeds the max allowed LTV.

*** (OPEN) Comp Factor: Low Orig CLTV - EV 2
COMMENT:   The guidelines Matrix page 2 allow of LTV 75% when the credit score is 760 and the loan amount is up to $XXX.  The loan closed with a LTV of 75% the borrower’s qualifying score is 732 and the loan amount is $XXX.  The LTV exceeds the max allowed LTV.

*** (OPEN) Comp Factor: Low Orig LTV - EV 2
													COMMENT: The guidelines Matrix page 2 allow of LTV 75% when the credit score is 760 and the loan amount is up to $XXX. The loan closed with a LTV of 75% the borrower’s qualifying score is 732 and the loan amount is $XXX. The LTV exceeds the max allowed LTV.	*** (CURED) Missing flood cert - EV R COMMENT: The CD page 252 reflects a $XXX fee for the flood determination however the loan file is missing the Flood certificate form.
XWLZ2KNV4CP	XXXXXX	XXXXXX	4350096110	3	1	1	3	1	1	1	1			*** (CURED) Missing flood cert - EV R COMMENT: flood cert not in file the loan file does include flood insurance coverage with inv and dec page.
RVQ41U0LGPV	XXXXXX	XXXXXX	4350095322	3	2	3	1	3	2	1	2	*** (OPEN) ComplianceEase TRID Tolerance Test Failed #2 - EV 2
COMMENT:   The loan is an HPML and it meets the Escrow and Appraisal Requirements.

*** (OPEN) Income documentation is incomplete - EV 2
COMMENT:   Per B2’s Job Offer Letter p.351 B2 will be employed as an XXXX and will begin employment on XX/XX/XXXX. The subject loan closed on XX/XX/XXXX. Celebrity Homes Guideline Section 7.5.12.2 states: If the borrower will not begin employment until after closing a paystub may be obtained after closing. (The criteria in the guideline in this section have been met to allow for obtaining the paystub.)

*** (OPEN) Missing Doc - EV 2
COMMENT: The loan file contains an Exception p.212 from the lender for B2 being self-employed for less than 2 years and to allow a contingency to remain on the contract requiring B2 to fulfill graduation examination and licensing to gain employment. B2 has been in school to become aXXX and graduated in XX XXXX. The school paperwork begins on p.334 with the job offer letter on p.351 & 357. B2 will be employed as an Independent Contractor beginning XX/XX/XXXX. XXXX Homes Guideline Section 7.5.25 states: To utilize self-employment income borrowers must be self-employed for at least 2 years.	*** (CURED) Missing Documentation - EV R
COMMENT:   The purchase contract addendum #2 p.404 states our borrowers will lease the subject back to the sellers until XX/XX/XXXX rent-free. Per the Note p.694 the subject closed on XX/XX/XXXX. Provide documentation to verify the borrowers occupied the subject property within 60 days of execution of the Security Instrument per the requirement of the Deed of Trust in the file p.229.

*** (CURED) Missing Documentation - EV R
COMMENT:   The XXXX Homes Guideline Section 10.7.4 states: If the CU score is 2.5 or above a CDA must be ordered. If a 2nd appraisal is required the lower of the two values would be used as the representative value for the loan. The original appraisal on p.418 reflects a value of $XXX. The CDA on p.458 shows the value as Indeterminate. The 2nd appraisal reflects a value of $XXX. Per the guidelines the lower value of $XXX should be used which results in an LTV/CLTV of 94.09%. The maximum LTV for the XXXX Homeowner Plus is 95%. Per the 1003 p.756 and the 1008 p.176 the lender used the original appraised value of $XXX to calculate the LTV/CLTV of 90%. Provide corrected 1003 1008 and approval showing the 94.09% LTV.

*** (CURED) Missing evidence of TRID Disclosure Delivery - EV R
COMMENT:   A revised disclosure was not provided  to the consumer within 3 business days of the rate lock date XX/XX/XXXX. Per regulation when there is a rate lock the creditor must provide a revised disclosure within three business days.

*** (CURED) TRID - Zero tolerance violation - EV R
														COMMENT: This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase to the following fees on XX/XX/XXXX was not accepted because a valid change of circumstance was not provided: Appraisal. A cost to cure in the amount of $XXX is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund the following documents are required: LOE to consumer(s) corrected PCCD copy of the refund and proof of delivery (mailing label).
IPLZD2KCITA	XXXXXX	XXXXXX	4350095317	3	1	3	1	3	1	1	1	*** (CURED) Missing Documentation - EV R
COMMENT:   The loan file is missing documentation which reflects the product type this XXXX file was approved under. Audit is unable to ensure the product requirements.

*** (CURED) Missing evidence of TRID Disclosure Delivery - EV R
														COMMENT: This loan failed the initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii) ) The initial CD issued on XX/XX/XXXX was not received by the consumer 3-business days prior to consummation and a waiver was not provided. The defect can be cured by providing evidence that shows the consumer received the disclosure 3-business days prior to consummation or a waiver stating why consummation took place prior to the 3-day rule. If disclosure was delivered electronically evidence of receipt as well as the consumer's E-consent is required.
U0PEKDK2E0R	XXXXXX	XXXXXX	4350096129	3	1	3	1	1	1	1	1	*** (CURED) Missing Documentation - EV R
														COMMENT: The loan file contains two limited power of Attorney documents for the borrowers on page 181-183. However the power of attorneys are not executed and or signed. Per the applicable guidelines section 5.14 require that The power of attorney must be valid at the time the loan documents are executed. The power of attorney must be notarized. All POAs must be approved by the underwriting manager.
YYCOWZCJFMW	XXXXXX	XXXXXX	4350095311	3	2	3	1	2	2	1	2	*** (OPEN) ComplianceEase TRID Tolerance Test Failed #2 - EV 2
COMMENT:   The loan is an HPML and it meets the Escrow and Appraisal Requirements.

*** (OPEN) Missing Documentation - EV 2
COMMENT: The loan file contains an Exception Request p.231 to allow 1099 Guaranteed Income with no history of Self Employment. The final 1003 p.804 shows the self-employed business is XXX . The 3rd party verification of XXX p.370 shows the business started XX/XX/XXXX. Page 740 is the Independent Contractor Agreement for XXXX which is the 1099 income the Exception Request is for. Section 7.5.25.1 for Sole Proprietorship states the following documents are required: 2 years of Federal tax returns and YTD P&L. While the loan file contains the XXXX personal tax return it does not have a Schedule C for XXX and there is no YTD P&L for XXX as the business just started.	*** (CURED) Missing Documentation - EV R
														COMMENT: The loan file contains an email from the borrower p.267 which states the borrower opened a line of credit with XXX . This debt is not reporting on the credit report p.214. The loan is missing the terms for the new XXX line of credit.
0KEX4AKTOVU	XXXXXX	XXXXXX	4350096036	3	1	3	1	1	1	1	1			*** (CURED) Missing Documentation - EV R COMMENT: The file is missing verification of the borrowers primary residence payment for insurance taxes and HOA fees.
UDB0RSZ5IHQ	XXXXXX	XXXXXX	4350095324	3	1	3	1	1	1	1	1	*** (CURED) Missing Documentation - EV R
														COMMENT: Page 932 shows the subject condominium is involved in litigation. Page 1080 is the Legal Disclosure and page 1081 is the court doc containing the complaint which appears to be about how the condominium HOA was run and the fees handled. The subject property is a Condotel and therefore falls under the Non-Warrantable Condos per Guideline Section 10.9.3.4. Guideline Section 10.9.2 states: Projects with pending litigation are typically ineligible. Litigation may be acceptable if it is determined to be minor and immaterial. The loan file is missing documentation to verify the litigation is minor and immaterial.
4HT2VFQ0WFM	XXXXXX	XXXXXX	4350095367	3	1	3	1	1	1	1	1			*** (CURED) Missing Documentation - EV R COMMENT: Missing verification of property taxes on property located at XXX - Missing the home owners insurance on the property located at XXX
F10TVQYXVKH	XXXXXX	XXXXXX	4350096126	3	1	3	1	1	1	1	1	*** (CURED) Missing Documentation - EV R
														COMMENT: Credit report shows borrower property located at XXX (pg 67) was in a forbearance agreement fromXX/XX/XXXX-XX/XX/XXXX. Guidelines require an LOX stating why property was in forbearance. Credit report supplemental report confirms forbearance ended XX/XX/XXXX (pg 74).
S4ZWRCQV302	XXXXXX	XXXXXX	4350095320	3	1	3	1	1	1	1	1	*** (CURED) Missing Doc - EV R
COMMENT:   The loan file is missing verification of the HOA fee for the subject. The final 1003 p.685 shows the monthly HOA as $XXX. The appraisal p.259 shows the monthly HOA as $XXX.  Provide documentation to verify the HOA of $XXX used by the lender to qualify.

*** (CURED) Mortgage history for primary residence less than 12 months - EV R
														COMMENT: Per the final 1003 p.685 the borrower is renting the current home for $XXX per month. The 1008 p.117 states the VOR and previous mortgage rating are acceptable. The credit report p.131 shows a mortgage with PennyMac which was closed in XX/XXXX with a 17-month satisfactory rating. The loan file is missing documentation to verify the current rental history for XXX CO AND missing documentation to prove the mortgage with PennyMac was for the prior residence at XXX CO.
KEYKMHXE41O	XXXXXX	XXXXXX	4350095323	3	2	3	1	2	2	1	2	*** (OPEN) ComplianceEase TRID Tolerance Test Failed #2 - EV 2
COMMENT:   The loan is an HPML and it meets the Escrow and Appraisal Requirements.

*** (OPEN) Missing Documentation - EV 2
COMMENT: The loan file contains an approved Exception p.233 for the borrower being self-employed for less than 2 years and for using less than 24 months of business bank statement to calculate the income.XXXX Guidelines Section 7.3.1 states: The borrower must be self-employed for at least 2 years.	*** (CURED) Missing Doc - EV R
COMMENT:   The loan file is missing the Rent-free letter forXXX XXX NJ. Per the final 1003 p.769 shows the borrower is current living rent-free. LoanStar XXXX Homes Guidelines Section 4.5.4 states: Living with a relative rent-free is allowed if the relative writes a signed letter of explanation as to the circumstance with an explicit acknowledge and timeline that no form of payment is required.

*** (CURED) Transmittal (1008) is Missing - EV R
														COMMENT: The loan file is missing the 1008.
HK3QEY5GKSI	XXXXXX	XXXXXX	4350095649	3	1	3	1	1	1	1	1			*** (CURED) Missing Doc - EV R COMMENT: File is missing required EIN for XXX
0KBBK1PYQXL	XXXXXX	XXXXXX	4350095294	3	2	3	1	3	2	1	2	*** (OPEN) Missing TRID Reimbursement Documentation (for requirements not related to a tolerance fail) - EV 2
COMMENT:   This loan failed the reimbursement date post-consummation revised closing disclosure delivery date test. The PCCD issued on XX/XX/XXXX was provided more than 60 calendar days after the consummation date XX/XX/XXXX. Per § 1026.19(f)(2)(v)) if the creditor cures a tolerance violation by providing a reimbursement to the consumer the creditor must deliver or place in the mail a corrected Closing Disclosure that reflects the reimbursement no later than 60 calendar days after consummation.  No rebuttal response required. Cure accepted 60 days from discovery.

*** (OPEN) Original CLTV does not meet eligibility requirement(s) - EV 2
COMMENT:   There is an approved exception request in file p. 1 for the LTV up to 65%.  The LTV based on the lower of the two appraised values puts the LTV at 66.67%.  Need a new exception in file for higher LTV. Max Cash out per FICO score of 716 is 50%.   An exception in file dated XX/XX/XXXX for the LTV of 66.67 with a loan amount of 3.5 m at a 716 FICO score.  Compensating factors listed are years on job 6 months reserve and years in the home.

*** (OPEN) Original LTV (OLTV) does not meet eligibility requirement(s) - EV 2
COMMENT: There is an approved exception request in file p. 1 for the LTV up to 65%. The LTV based on the lower of the two appraised values puts the LTV at 66.67%. Need a new exception in file for higher LTV. Max Cash out per FICO score of 716 is 50%. An exception in file dated XX/XX/XXXX for the LTV of 66.67 with a loan amount of 3.5 m at a 716 FICO score. Compensating factors listed are years on job 6 months reserve and years in the home.	*** (CURED) Missing asset documentation (ATR) - EV R
COMMENT:   The wire from Full Harvest International  for $XXX needs to be verified as recieved by the title company prior to funding.   The wire claim details on p. 852 reflect unclaimed.

*** (CURED) ROR funding date before end of required rescission period  - EV R
														COMMENT: The loan failed the Right of Rescission test. The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation delivery of the notice required by 12 CFR §1026.23 or §1026.15 or delivery of all material disclosures whichever occurs last. Consummation took place on XX/XX/XXXX and per the last revised CD/PCCD issued on XX/XX/XXXX the loan disbursed on XX/XX/XXXX. Loan could not disburse until after the end of the rescission period; rescission ended on XX/XX/XXXX. The defect can be cured by providing the true funding date.
KQTC5E4XWWG	XXXXXX	XXXXXX	4350095369	3	2	3	2	1	2	2	1	*** (OPEN) Original CLTV does not meet eligibility requirement(s) - EV 2
COMMENT:   Primary Cash out refinance - Loan amount over $XXX - score of 661 - with a score of 660 to 679 a cash out refinance is not allowed - need a 680 score for 60% LTV/CLTV - 70% LTV/CLTV requires a 720 score - Lender approved exception in file

*** (OPEN) Original LTV (OLTV) does not meet eligibility requirement(s) - EV 2
COMMENT:   Primary Cash out refinance - Loan amount over $XXX - score of 661 - with a score of 660 to 679 a cash out refinance is not allowed - need a 680 score for 60% LTV/CLTV - 70% LTV/CLTV requires a 720 score - Lender approved exception in file

*** (OPEN) Property zoned rural and contains more than 10 acres - EV 2
COMMENT:   10.02 acres - typical for the area - comps support value

*** (OPEN) Qualifying Credit Score does not meet eligibility requirement(s) - EV 2
COMMENT: Primary Cash out refinance - Loan amount over $XXX - score of 661 - with a score of 660 to 679 a cash out refinance is not allowed - need a 680 score for 60% LTV/CLTV - 70% LTV/CLTV requires a 720 score - Lender approved exception in file	*** (CURED) Loan does not conform to program guidelines - EV R
														COMMENT: This loan failed the loan term test. The loan term exceeds 30 years. Mortgages must not have terms exceeding 30 years to be eligible for sale to Freddie Mac.
HZZH41Q32LV	XXXXXX	XXXXXX	4350095429	3	1	3	1	1	1	1	1	*** (CURED) Loan does not conform to program guidelines - EV R
														COMMENT: Property seasoning is 1 day short of guideline requirement at page 80 at application date. The value was supported with the full iVN55 Appraisal and verified with the Collateral Analytics AVM with a Confidence Score 90.
AICWFZQIHIA	XXXXXX	XXXXXX	4350096142	3	2	3	1	2	2	1	2	*** (OPEN) ComplianceEase TRID Tolerance Test Failed #2 - EV 2
COMMENT:   The loan is an HPML and it meets the Escrow and Appraisal Requirements.

*** (OPEN) Original CLTV does not meet eligibility requirement(s) - EV 2
COMMENT:   Maximum allowed CLTV is 85% for a Bank Statement loan purchase transaction with the median credit score of 715 subject loan has the CLTV of 90%.  Exception received dated XX/XX/XXXX for LTV of 90% with FICO of 715 the compensating factors were listed as $XXX in residual income and long term employment over 5 years.

*** (OPEN) Original LTV (OLTV) does not meet eligibility requirement(s) - EV 2
COMMENT: Maximum allowed LTV is 85% for a Bank Statement loan purchase transaction with the median credit score of 715 subject loan has the LTV of 90%. Exception received dated XX/XX/XXXX for LTV of 90% with FICO of 715 the compensating factors were listed as $XXX in residual income and long term employment over 5 years.	*** (CURED) Loan does not conform to program guidelines - EV R
COMMENT:   Non Arms Length Transaction.  The borrower is the 100% owner of XXX  who is also the mortgage broker of the subject loan.  The mortgage broker's contact isXXX  who is the borrower's spouse.

*** (CURED) Missing evidence of TRID Disclosure Delivery - EV R
														COMMENT: The Adjustable Rate Mortgage Loan Program Disclosure dated XX/XX/XXXX was not disclosed within 3 days of the application date XX/XX/XXXX. The defect can be resolved by providing evidence that shows the disclosure was provided timely.
CWDRXNY2THZ	XXXXXX	XXXXXX	4350096135	3	1	3	1	1	1	1	1	*** (CURED) Loan does not conform to program guidelines - EV R
														COMMENT: Loan does not meet occupancy requirement for investment property. A cashout refinance transaction appraisal should reflect the subject property as tenant occupied or an LOE to be provided as per guidelines 14.3.1. The appraiser comments on the comparable rent schedule "as the subject is owner-occupied the rental rate has been estimated on the actual rents of similar type properties".
R2CJQVPD15Z	XXXXXX	XXXXXX	4350095478	3	2	3	1	2	1	1	2	*** (OPEN) ComplianceEase TRID Tolerance Test Failed #2 - EV 2
COMMENT:   The loan is an HPML and it meets the Escrow and Appraisal Requirements.

*** (OPEN) Missing TRID RESPA Disclosures - EV 2
COMMENT: The CD issued on XX/XX/XXXX does not reflect the correct Closing Date when compared to the notary signature date on the Security Instrument.	*** (CURED) Lender Approval - EV R
COMMENT:   The manual/lender approval is missing.

*** (CURED) Missing Assignment - EV R
COMMENT:   The following referenced <Rider(s) / Legal Addendum(s)> are missing:
Inter Vivos Trust Rider

*** (CURED) Transmittal (1008) is Missing - EV R
														COMMENT: Missing copy of the 1008 Underwriting Transmittal in the file.
JLF0MT13TAB	XXXXXX	XXXXXX	4350095488	3	1	3	1	1	1	1	1	*** (CURED) IRS Tax Transcripts - EV R
														COMMENT: Missing tax transcripts. Lender requires Tax Transcripts for S/E borrowers. Provide XXXX tax transcripts. Documentation in file supporting XXXX tax extension was filed.
4Y1GWJRCBW2	XXXXXX	XXXXXX	4350095489	3	1	3	1	1	1	1	1	*** (CURED) IRS Tax Transcripts - EV R
														COMMENT: Missing tax transcripts. Borrower is self employed. Lender requires Tax Transcripts for S/E per matrix pg 2. Provide XXXX tax transcripts (documentation in file supports XXXX tax extension filed).
WKRPAPKKCJS	XXXXXX	XXXXXX	4350095491	3	1	3	1	1	1	1	1	*** (CURED) Income documentation is incomplete - EV R
COMMENT:   Missing current YTD paystubs from the employment with the state of California.

*** (CURED) Missing proof of hazard insurance - EV R
COMMENT:   Proof of hazard insurance is missing from the file.

*** (CURED) Missing Title evidence - EV R
														COMMENT: Missing title evidence from the loan file.
DKTSCGIQHX3	XXXXXX	XXXXXX	4350096104	3	1	3	1	1	1	1	1	*** (CURED) Income documentation does not meet guidelines - EV R
														COMMENT: Missing lease agreement. Per guidelines lease agreement required for tenant occupied properties on refinance tansactions. Appraisal shows property is occupied by tenant.
YLATO1W43VU	XXXXXX	XXXXXX	4350096095	3	1	3	1	1	1	1	1			*** (CURED) HUD-1 Closing Statement missing or unsigned - EV R COMMENT: Missing final HUD/Settlement Statement from the loan file.
RIHAFYGFHLJ	XXXXXX	XXXXXX	4350096048	3	1	3	1	1	1	1	1			*** (CURED) HUD-1 Closing Statement missing or unsigned - EV R COMMENT: Hud/Final closing statement could not be found within the loan file.
GJJKGQNCXKL	XXXXXX	XXXXXX	4350095642	3	2	3	1	3	2	1	2	*** (OPEN) ComplianceEase TRID Tolerance Test Failed #2 - EV 2
COMMENT:   The loan is an HPML and it meets the Escrow and Appraisal Requirements.

*** (OPEN) DTI (Back) Ratio does not meet eligibility requirement(s) - EV 2
COMMENT:   Calculated DTI of 48.4% exceeds the max allowed of 43%.  Income calculated at $3818.24; the lender approved at $XXX.  Lender also did not include a $XXX auto payment that the 1003 indicated would be paid prior to closing.  There is no evidence this was paid and the payment was added back to the liabilities.  The variation of calculated income and inclusion of the auto payment resulted in a DTI calculation of 48.4% DTI versus the lender's 38.41%.  This exceeds the lender guidelines (page 13) which indicate that borrower's that live rent free or do not have a 12 month housing history cannot exceed 43% DTI.  The borrower lives rent free per letter on page 299.

*** (OPEN) DTI/Residual income outside of guidelines (ATR) - EV 2
COMMENT: Calculated DTI of 48.4% exceeds the max allowed of 43%. Income calculated at $XXX; the lender approved at $XXX. Lender also did not include a $XXX auto payment that the 1003 indicated would be paid prior to closing. There is no evidence this was paid and the payment was added back to the liabilities. The variation of calculated income and inclusion of the auto payment resulted in a DTI calculation of 48.4% DTI versus the lenders 38.41%. This exceeds the lender guidelines (page 13) which indicate that borrowers that live rent free or do not have a 12 month housing history cannot exceed 43% DTI. The borrower lives rent free per letter on page 299.	*** (CURED) Home Ownership Counseling List - EV R
COMMENT:   The Homeownership Counseling Disclosure (HOC) is missing. The defect can be cured by providing evidence that shows the disclosure was provided to the consumer within 3-business days of application XX/XX/XXXX.The defect can be resolved by providing evidence showing the document was issued to the consumer within 3 buisness days of application.

*** (CURED) Missing income documentation (ATR) - EV R
COMMENT:   The guidelines required 12 month bank statements for full income documentation. However the borrower only provided nine months.

*** (CURED) Missing TRID RESPA Disclosures - EV R
COMMENT:   The Service Provider List is missing. Failure to provide a Service Provider List is treated as not allowing the borrower to shop. As a result shoppable fees were included in the 10% tolerance bucket. The defect can be cured by providing the SPL.

*** (CURED) Missing TRID RESPA Disclosures - EV R
COMMENT:   The initial and/or any revised Loan Estimate is missing. As a result a full review for compliance with timing and tolerance requirements could not be performed. The defect can be cured by providing the initial and any revised Loan Estimates that were issued to the consumer.

*** (CURED) Notice of Servicing Transfer missing or unexecuted - EV R
														COMMENT: The Notice of Servicing Transfer is missing. The defect can be cured by porviding evidence that shows the disclosure wsa provided to the consumer within three days of application XX/XX/XXXX.
SFNRQ0QFXDM	XXXXXX	XXXXXX	4350096136	3	1	3	1	1	1	1	1			*** (CURED) Hazard Insurance - EV R COMMENT: The flood certificate reflects the subject property is located in zone AE. The file is missing evidence of the flood insurance.
SU1R0S0HDRB	XXXXXX	XXXXXX	4350096133	3	1	3	1	1	1	1	1	*** (CURED) Hazard Insurance - EV R
														COMMENT: The file does not include a copy of the subject hazard insurance declarations including the mortgagee for the subject loan and the insurance policy number. A copy of that required document must be obtained and uploaded to the file.
SGEMPFPRFBS	XXXXXX	XXXXXX	4350096069	3	1	3	1	1	1	1	1			*** (CURED) Hazard Insurance - EV R COMMENT: Missing evidence of rent loss insurance required per guidelines.
DXVRY5SPKVR	XXXXXX	XXXXXX	4350095418	3	1	3	1	1	1	1	1			*** (CURED) Full appraisal required. Form Type - EV R COMMENT: ValueNet Property Appraisal Report in file meets Guideline requirements. CA Collateral Analytics AVM verified the appraised value.
NVHIRNGYCTP	XXXXXX	XXXXXX	4350095415	3	1	3	1	1	1	1	1	*** (CURED) Full appraisal required. Form Type - EV R
COMMENT:   Loan file included Form iVN55 with Rent Addendum page 199 per guidelines and CA Collateral Analytics AVM page 48 within 10% tolerance.

*** (CURED) Title issue - EV R
														COMMENT: Title was to be transferred at closing to borrower solely from 50% Tenants-in-Common owners still listed on Preliminary Title work page 457. Provide Final Title Policy for review.
GYCBIWMNYPQ	XXXXXX	XXXXXX	4350095661	3	1	3	1	1	1	1	1	*** (CURED) DTI > 60% - EV R
COMMENT:   Unable to verify the source or receipt of most of the "other" income used by the lender - Max DTI allowed is 50% - Actual DTI is 61.7%/90.2%

*** (CURED) DTI (Back) Ratio does not meet eligibility requirement(s) - EV R
COMMENT:   Unable to verify the source or receipt of most of the "other" income used by the lender - Max DTI allowed is 50% - Actual DTI is 61.7%/90.2%

*** (CURED) DTI/Residual income outside of guidelines (ATR) - EV R
COMMENT:   Unable to verify the source or receipt of most of the "other" income used by the lender - Max DTI allowed is 50% - Actual DTI is 61.7%/90.2%

*** (CURED) Housing (Front) Ratio does not meet eligibility requirement(s) - EV R
COMMENT:   Unable to verify the source or receipt of most of the "other" income used by the lender - Max DTI allowed is 50% - Actual DTI is 61.7%/90.2%

*** (CURED) Transmittal (1008) is Missing - EV R
														COMMENT: Missing the 1008 and the Lender Approval
33X1MFG3UUM	XXXXXX	XXXXXX	4350096094	3	1	3	1	1	1	1	1	*** (CURED) DSCR Is Not Eligible - EV R
														COMMENT: Guidelines show that for a loan with a credit scrore above 680 and a loan amount of less than $XXX the DSCR score should be greater than 1 and the LTV max is 80%. The DSCR score for this loan is 0.93 with an LTV of 80%.
E0YKBU1DEIG	XXXXXX	XXXXXX	4350096028	3	2	3	1	1	2	1	1	*** (OPEN) Collections liens or judgments not paid at closing - EV 2
COMMENT: Tax liens of $XXX dated XX/XX/XXXX and $1887 dated XX/XX/XXXX remain open (page 101). One of the following is required: A copy of the repayment plan with minimum most recent 6 month payments; Most recent 3 months payments made on time; evidence of subordination. If any of these are unavailable these debts are required to be paid-off at or before closing.	*** (CURED) Credit history does not meet guidelines - EV R
COMMENT:   The file contains mortgage statements (pgs. 86 & 129) reflecting the loan being refinanced was $XXX and $XXX overdue with the next payments due XX/XX/XXXX and XX/XX/XXXX respectively.  Guideline 10.6 requires 0x30 mortgage payment histories for the most recent 12 months.  The file does not include an approved exception or clarifying documentation negating this possible guideline violation.  Copies of documentation required to sufficiently address this matter must be uploaded to the file.

*** (CURED) Missing Doc - EV R
COMMENT:   The file does not include a Cash-out letter.  A copy of this required document must be uploaded to the file.

*** (CURED) Mortgage/Rental lates exceed guidelines - EV R
														COMMENT: The file does not include a VOM for the subject property loan being refinanced. A copy of this required document must be uploaded to the file.
0WK2KZEPKN0	XXXXXX	XXXXXX	4350095391	3	1	2	1	3	1	1	1	*** (CURED) Consumer Handbook on Adjustable Rate Mortgages (CHARM Booklet) - EV R
COMMENT:   The CHARM Booklet is missing. The defect can be resolved by providing the missing disclosure.

*** (CURED) Missing TRID RESPA Disclosures - EV R
COMMENT:   The CD issued on XX/XX/XXXX does not reflect the correct Closing or Disbursement Date when compared to the notary signature date on the Security Instrument.

*** (CURED) QM Prohibited Features - EV R
COMMENT:   The loan contains prohibited features under the QM rule. The loan contains the following feature(s): Interest-only payments loan term longer than 30 years. This is not a curable defect. Loan does not meet QM status.

*** (CURED) Special information booklet is Missing - EV R
														COMMENT: The Home Loan Toolkit is missing. Per Regulation the Home Loan Toolkit must be provided to the borrower in connection with all purchase loans. The defect may be cured by providing evidence that shows the consumer received the disclosure within 3 days of the application date XX/XX/XXXX.
53QZ4GSW0TJ	XXXXXX	XXXXXX	4350095393	3	2	2	1	3	2	1	2	*** (OPEN) Missing TRID RESPA Disclosures - EV 2
COMMENT:   The Initial Escrow Account Statement is missing from the loan file. The defect can be cured by providing the IEAD.

*** (OPEN) Special information booklet is Missing - EV 2
COMMENT: There is no date evident on the Tool Kit provided in the loan file; auditor cannot determine if it was disclosed to the borrower within 3 business days of the application date XX/XX/XXXX. The defect can be cured by providing evidence that shows the disclosure was provided within 3-business days of application.	*** (CURED) ComplianceEase TRID Tolerance Test Failed #2 - EV R
COMMENT:   The loan is an HPML. Evidence that a copy of a written appraisal with interior photos and  performed by a certified appraiser was provided to the consumer is missing. Per Regulation a creditor shall provide to the consumer a copy of any written appraisal performed in connection with a HPML. The defect can be resolved by providing evidence that shows the consumer received a copy of the appraisal report.

*** (CURED) QM Points and Fees - EV R
COMMENT:   This loan has points and fees that exceed the points and fees threshold. (12 CFR 1026.43(e)(3))
The loan amount is $XXX or more and the transaction's total points and fees is $XXX which exceeds 3 percent of the total loan amount of $XXX.

*** (CURED) QM Prohibited Features - EV R
														COMMENT: This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. ( 12 CFR §1026.43(b)(4)(e)(1) ) This loan does not qualify for a safe harbor. The loan has an APR of 4.867%. The APR threshold to qualify for a safe harbor is 4.540%.
PX1IIXPVQM5	XXXXXX	XXXXXX	4350095471	3	1	3	1	3	1	1	1	*** (CURED) ComplianceEase TRID Tolerance Test Failed #2 - EV R
COMMENT:   The loan is an HPML. Evidence that a copy of a written appraisal with interior photos and  performed by a certified appraiser was provided to the consumer is missing. Per Regulation a creditor shall provide to the consumer a copy of any written appraisal performed in connection with a HPML. The defect can be resolved by providing evidence that shows the consumer received a copy of the appraisal report.

*** (CURED) Income documentation does not meet guidelines - EV R
COMMENT:   XX/XX/XXXX Reinstated Condition. Work Number in file satisfies the requirement for pre close VOE. The Work Number does not include the verification of income. There is no evidence of Income documentation found in file. Missing one year's validation of income.

XX/XX/XXXX Missing income documentation only a verification of employment provided in the file. Loan approval provided XX/XX/XXXX.  Missing loan approval unable to accurately determine the documentation type the loan was approved to.

*** (CURED) Lender Approval - EV R
														COMMENT: Missing lender's approval in the file unable to accurately determine if the documentation in the file is sufficient.
2XLIKTUSK5H	XXXXXX	XXXXXX	4350096050	3	1	1	1	3	1	1	1	*** (CURED) ComplianceEase TRID Tolerance Test Failed #2 - EV R
														COMMENT: The loan is an HPML and the copy of appraisal delivered on XX/XX/XXXX was delivered less than 3 business days prior to consummation XX/XX/XXXX.
2U3BVYRIYVI	XXXXXX	XXXXXX	4350095314	3	1	3	1	3	1	1	1	*** (CURED) ComplianceEase TRID Tolerance Test Failed #2 - EV R
COMMENT:   The loan is an HPML and it meets the Escrow and Appraisal Requirements.

*** (CURED) Transmittal (1008) is Missing - EV R
														COMMENT: The loan file is missing the final 1008.
IKHRMIREN0N	XXXXXX	XXXXXX	4350095664	3	1	1	1	3	1	1	1	*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
COMMENT:   This loan failed the charges that in total cannot increase more than 10%. Because the loan failed the initial LE delivery date test any values that would change under a valid changed circumstance if the disclosure had been delivered timely will not be considered valid for tolerance purposes; baseline begins at $XXX and will not reset. The violation may be cured if documentation is provided showing disclosures delivered timely.

This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) Because the loan failed the initial LE delivery date test any values that would change under a valid changed circumstance if the disclosure had been delivered timely will not be considered valid for tolerance purposes; baseline begins at $0.00 and will not reset. The violation may be cured if documentation is provided showing disclosures were delivered timely.

*** (CURED) Missing TRID RESPA Disclosures - EV R
COMMENT:   This loan failed the initial loan estimate delivery date test (prior to consummation)  ( 12 CFR §1026.19(e)(4)(ii) ). The Initial LE issued on XX/XX/XXXX is less than seven business days before the Consummation Date XX/XX/XXXX.

*** (CURED) TRID- Initial LE timing fail - EV R
														COMMENT: The loan failed the Initial Loan Estimate delivery date test (from application). The Initial LE issued on XX/XX/XXXX was not disclosed within 3 days of the application date XX/XX/XXXX. If a Loan Estimate was given within 3 days of the application the defect can be resolved by providing such disclosure.
0CZ4UPVG5OJ	XXXXXX	XXXXXX	4350095376	3	1	1	1	3	1	1	1	*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
														COMMENT: The initial Loan Estimate is missing. As a result a full review for compliance with timing and tolerance requirements could not be performed. The defect can be cured by providing the initial and any revised Loan Estimates that were issued to the consumer.
F3IJ41HCFSW	XXXXXX	XXXXXX	4350095666	3	1	1	1	3	1	1	1	*** (CURED) ComplianceEase TILA Test Failed - EV R
														COMMENT: The loan failed the Right of Rescission test. The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation delivery of the notice required by 12 CFR §1026.23 or §1026.15 or delivery of all material disclosures whichever occurs last. Consummation took place on XX/XX/XXXX and per the last revised CD/PCCD issued on XX/XX/XXXX the loan disbursed on XX/XX/XXXX. Loan could not disburse until after the end of the rescission period; rescission ended on XX/XX/XXXX. The defect can be cured by providing the true funding date.
2FQ4GCALO3F	XXXXXX	XXXXXX	4350095641	3	2	2	1	3	2	1	1	*** (OPEN) Comp Factor: Low Orig LTV - EV 2
COMMENT:   The maximum LTV for loan amounts greater than XXX  was 80%LTV. The exception dated XX/XX/XXXX on page 1031 was for 85%LTV with 12 months bank statements. However 24 months bank statements were in the file. The compensating factors used were 12 months reserves vs 6 onths required. and 12 years employment history. However the tax letter on page 783 did not verify duration of self-employment.

*** (CURED) ComplianceEase State Regulations Test Failed - EV R
														COMMENT: This loan failed the per diem interest amount test. (CA Bus. Prof. Code §2948.5) The per diem interest amount charged on the loan ($XXX) exceeds the per diem interest charge or credit threshold ($XXX).
MJOZXTJGP3R	XXXXXX	XXXXXX	4350095481	3	2	1	1	3	2	1	2	*** (OPEN) Missing TRID Reimbursement Documentation (for requirements not related to a tolerance fail) - EV 2
COMMENT:   This loan failed the reimbursement date post-consummation revised closing disclosure delivery date test. The PCCD issued on  XX/XX/XXXX was provided more than 60 calendar days after the consummation date XX/XX/XXXX. Per § 1026.19(f)(2)(v)) if the creditor cures a tolerance violation by providing a reimbursement to the consumer the creditor must deliver or place in the mail a corrected Closing Disclosure that reflects the reimbursement no later than 60 calendar days after consummation.  No rebuttal response required. Cure accepted 60 days from discovery.

*** (OPEN) VOM or VOR missing/required - EV 2
													COMMENT: The Matrix required for credit grade A verification of housing history that was not to exceed 1x30x12. The borrower disclosed on the final loan application that he rented his current residence; however the loan file did not contain any rental housing history verification documentation. As a result the borrower's housing history was not verified as required.	*** (CURED) ComplianceEase Risk Indicator is "Elevated" - EV R COMMENT: Violation addressed under a separate category.
LCHEHL1BGNG	XXXXXX	XXXXXX	4350095479	3	1	3	1	3	1	1	1	*** (CURED) ComplianceEase Exceptions Test Failed - EV R
COMMENT:   Violation addressed under a separate category.

*** (CURED) ComplianceEase Risk Indicator is "Moderate" - EV R
COMMENT:   No Issues.

*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
COMMENT:   This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase to the Appraisal Fee on XX/XX/XXXX was not accepted. Although the increase appears to be valid because a COC was not provided auditor is unable to determine if the revised disclosure was provided within 3 business days of the change.  A cost to cure in the amount of $XXX is required. The defect can be cured by reimbursing the consumer or by providing a date for the change. If curing the violation with a refund the following documents are required: LOE to consumer(s) PCCD copy of the refund and proof of delivery (mailing label).

*** (CURED) Missing evidence of TRID Disclosure Delivery - EV R
COMMENT:   This loan failed the initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii) ) Although evidence was provided showing the consumer received the disclosure electronically the consumer's consent to receive disclosures via email was not provided. Per regulation creditors using electronic delivery methods such as email must also comply with § 1026.38(t)(3)(iii) (consumer consent and other applicable provisions of the Electronic Signatures in Global and National Commerce Act). The defect can be cured by providing the E-consent.

*** (CURED) Missing TRID RESPA Disclosures - EV R
COMMENT:   The initial disclosures provided in the loan file were electronically signed and evidence of E-consent is missing. Per regulation the consumers must consent to receiving documents electronically. The defect can be resolved by providing the consumer's consent.

*** (CURED) Missing TRID RESPA Disclosures - EV R
COMMENT:   This loan failed the revised loan estimate delivery date test (prior to consummation) ( 12 CFR §1026.19(e)(4)(ii) )  Although evidence was provided showing the consumer received the emailed disclosures the consumer's consent to receive disclosures via email was not provided. Per regulation creditors using electronic delivery methods such as email must also comply with § 1026.38(t)(3)(iii) (consumer consent and other applicable provisions of the Electronic Signatures in Global and National Commerce Act). The defect can be cured by providing the E-consent.

*** (CURED) Underwriting - Missing LOE - EV R
														COMMENT: Per 1003 an Exception is approved for Overdrafts on business account #XXX. Not present in file. Exception received dated XX/XX/XXXX for exceeding guidelines in overdraft/NSFS. Requirement for exception is 5 months reserves.
JQ42IM2D14T	XXXXXX	XXXXXX	4350095383	3	2	3	1	1	2	1	1	*** (OPEN) Loan amount exceeds guideline maximum - EV 2
COMMENT:   Investment property - Purchase - Loan amount $1.65 million - 721 FICO score - 75% LTV/CLTV - Max loan amount is $XXX and Max LTV/CLTV 65%

*** (OPEN) Original CLTV does not meet eligibility requirement(s) - EV 2
COMMENT:   Investment property - Purchase - Loan amount $1.65 million - 721 FICO score - 75% LTV/CLTV - Max loan amount is $XXX and Max LTV/CLTV 65%

*** (OPEN) Original LTV (OLTV) does not meet eligibility requirement(s) - EV 2
COMMENT: Investment property - Purchase - Loan amount $1.65 million - 721 FICO score - 75% LTV/CLTV - Max loan amount is $XXX and Max LTV/CLTV 65%	*** (CURED) Comp Factor: Low Orig CLTV - EV R

*** (CURED) Comp Factor: Low Orig LTV - EV R

*** (CURED) DTI > 60% - EV R
COMMENT:   Max DTI is 50% - Actual DTI is 67.9% - UTD how Lender got their DTI of 34.17%

*** (CURED) DTI (Back) Ratio does not meet eligibility requirement(s) - EV R
COMMENT:   Max DTI is 50% - Actual DTI is 67.9% - UTD how Lender got their DTI of 34.17%

*** (CURED) DTI/Residual income outside of guidelines (ATR) - EV R
														COMMENT: Max DTI is 50% - Actual DTI is 67.9% - UTD how Lender got their DTI of 34.17%
NBGY0GOEQSK	XXXXXX	XXXXXX	4350095392	3	2	3	1	1	2	1	1	*** (OPEN) Original CLTV does not meet eligibility requirement(s) - EV 2
COMMENT:   Minimum required score to go to an 85% LTV/CLTV is 760.  Borrower's score is 640.  The program minimum score required is 660 with a max LTV/CLTV of 70% for scores 660 to 679.

*** (OPEN) Original LTV (OLTV) does not meet eligibility requirement(s) - EV 2
COMMENT:   Minimum required score to go to an 85% LTV/CLTV is 760.  Borrower's score is 640.  The program minimum score required is 660 with a max LTV/CLTV of 70% for scores 660 to 679.

*** (OPEN) Qualifying Credit Score does not meet eligibility requirement(s) - EV 2
COMMENT: Minimum required score to go to an 85% LTV/CLTV is 760. Borrower's score is 640. The program minimum score required is 660 with a max LTV/CLTV of 70% for scores 660 to 679.	*** (CURED) Comp Factor: High Qual Credit Score - EV R

*** (CURED) Comp Factor: Low Orig CLTV - EV R

*** (CURED) Comp Factor: Low Orig LTV - EV R

*** (CURED) Underwriting - Missing LOE - EV R
														COMMENT: CPA letter is missing from the file.
MBRKDUZHHHF	XXXXXX	XXXXXX	4350096030	3	2	3	1	3	1	1	2	*** (OPEN) ComplianceEase TRID Tolerance Test Failed #2 - EV 2 COMMENT: The loan is an HPML and it meets the Escrow and Appraisal Requirements.	*** (CURED) Cash reserves less than required by guidelines - EV R
COMMENT:   The Non-QHEM Underwriting Guidelines dated XX/XX/XXXX reflects the requirement for 3 months PITIA for the subject loan. $XXX reserves were verified however $$XXX were required. The borrower is missing verification of $XXX for reserves.

*** (CURED) Missing Doc - EV R
COMMENT:   XX/XX/XXXX Missing Interest Only Rider

*** (CURED) Missing TRID RESPA Disclosures - EV R
COMMENT:   The CD issued on XX/XX/XXXX is inaccurate. The CD shows 120 months of an interest-only payment ($XXX) and 240 months of a P&I payment ($XXX).  The Note does not show an interest-only period. The note shows a P&I payment of $XXX.

*** (CURED) Monthly payment on TIL is not same as Note payment - EV R
														COMMENT: The note shows the monthly payment as $XXX however the correct payment is $XXX. The Note does not have any interest only language.
EWK1DUB5ONL	XXXXXX	XXXXXX	4350095434	3	1	3	1	1	1	1	1	*** (CURED) Borrower(s) Cash to Close Requirement (Fail) - EV R

*** (CURED) Hazard Insurance - EV R
														COMMENT: Homeowner's insurance policy reflects XXX XXX as beneficiary. Per guideline section 4.3 beneficiary should reflect LendingHome and its successors and assigns (ISAOA). Please provide updated policy reflecting correct beneficiary
VAETUVZSMH5	XXXXXX	XXXXXX	4350096078	3	1	3	1	1	1	1	1	*** (CURED) Borrower(s) Rental Loss Insurance Requirement (Fail) - EV R
														COMMENT: The rental loss insurance requirement is $XXX which is 6 months of the market rent; however the amount the insurance covers is $XXX which does not meet the minimum requirements.
KTWD5LLNYZH	XXXXXX	XXXXXX	4350096046	3	1	3	1	1	1	1	1	*** (CURED) Borrower(s) Rental Loss Insurance Requirement (Fail) - EV R
														COMMENT: The rental loss insurance is $XXX but does not cover the required amount needed per guidelines of 6 months of rent which is $XXX
RCGNP2FYBWY	XXXXXX	XXXXXX	4350096064	3	1	3	1	1	1	1	1	*** (CURED) Borrower(s) Rental Loss Insurance Requirement (Fail) - EV R
COMMENT:   The guidelines section 3.1 requires rent loss coverage in the amount of 6 months or $XXX using the market rent of $XXX.  The file included evidence of homeowners located on page 337 reflecting rent loss of $XXX. The rent loss coverage is short by $XXX.

														Rental loss insurance needs to cover $XXX The Rental loss insurance only covers a max of $6558. Rental loss insurance was understated by $XXX.
53RZMSGMK5B	XXXXXX	XXXXXX	4350096041	3	1	3	1	1	1	1	1	*** (CURED) Borrower(s) Rental Loss Insurance Requirement (Fail) - EV R
														COMMENT: Per the NONI guidelines effective on XX/XX/XXXX section 3.1 rent loss coverage is required in the amount of 6 months or $XXXX using the market rent of $XXX. The file included evidence of homeowners insurance located on page 289 reflecting rent loss coverage of XXX. The rent loss coverage is short by $XXXX
SBDRU5KBQX1	XXXXXX	XXXXXX	4350096091	3	1	3	1	1	1	1	1	*** (CURED) Borrower(s) Rental Loss Insurance Requirement (Fail) - EV R
COMMENT:   Guidelines require 6 monts rent loss coverage rental loss insurance is less than 6 months rent.

*** (CURED) Mortgage history for primary residence less than 12 months - EV R
														COMMENT: VOM on page 50 shows 12 months current with no late Payments
I51P3EQRQNZ	XXXXXX	XXXXXX	4350096049	3	1	3	1	1	1	1	1	*** (CURED) Borrower(s) Rental Loss Insurance Requirement (Fail) - EV R
														COMMENT: According to the HOI on page 250 the loss of rent is $XXX. Market rent is $XXX. Guidelines require 6 months reserve which would be $XXX.
NNROMQDW1EJ	XXXXXX	XXXXXX	4350096081	3	1	3	1	1	1	1	1	*** (CURED) Borrower(s) Rental Loss Insurance Requirement (Fail) - EV R
														COMMENT: According to the gudelines on page 10 rent loss insurance that is equal to 6 months of rent is required. HO6 on page 679 shows rent loss in the amount of $XXX. Market rent from appraisal on page 9 shows rent will be $XXX Total required rent loss amount should be $XXX which makes the rent loss coverage short by $XXX
5IWGFRP33ON	XXXXXX	XXXXXX	4350096075	3	1	3	1	1	1	1	1	*** (CURED) Borrower(s) Rental Loss Insurance Requirement (Fail) - EV R
														COMMENT: XX/XX/XXXX The guidelines section 3.1 requires for investment property transactions rent loss insurance for the subject is required and must equal at least 6 months of average monthly rents. The file included evidence of insurance reflecting rent loss in the amount of $XXX. The market rent used for the DSCR is $XXX * 6 = $XXX. The evidence of insurance is short $XXX in rent loss coverage.
TDL0TYGUD0G	XXXXXX	XXXXXX	4350096039	3	1	3	1	1	1	1	1	*** (CURED) Borrower(s) LTV Requirement (Fail) - EV R
COMMENT:   The max LTV is 75% and the borrowers LTV is 78%.

*** (CURED) Full appraisal required. Form Type - EV R
COMMENT:   Appraisal is acceptable.

*** (CURED) HUD-1 Closing Statement missing or unsigned - EV R
COMMENT:   HUD is missing from the loan file.

*** (CURED) Original CLTV does not meet eligibility requirement(s) - EV R
COMMENT:   The max CLTV is 75% and the borrowers CLTV is 78%.

*** (CURED) Original LTV (OLTV) does not meet eligibility requirement(s) - EV R
														COMMENT: The max LTV is 75% and the borrowers LTV is 78%.
ZTJMHDWBXN4	XXXXXX	XXXXXX	4350096032	3	1	3	1	1	1	1	1	*** (CURED) Borrower(s) LTV Requirement (Fail) - EV R
COMMENT:   Loan LTV of 75% does not meet eligibility requirements the maximum LTV is 70% for cash out refinance when DSCR is < .75.

*** (CURED) Original CLTV does not meet eligibility requirement(s) - EV R
COMMENT:   Loan CLTV of 75% does not meet eligibility requirements the maximum CLTV is 70% for cash out refinance when DSCR is < .75.

*** (CURED) Original LTV (OLTV) does not meet eligibility requirement(s) - EV R
														COMMENT: Loan Original LTV (OLTV) of 75% does not meet eligibility requirements the maximum OLTV is 70% for cash out refinance when DSCR is < .75.
UISFDX2ETTC	XXXXXX	XXXXXX	4350095416	3	1	3	1	1	1	1	1	*** (CURED) Borrower(s) Hazard Insurance Requirements (Fail) - EV R
COMMENT:   The loan closed on Agent's Certificate of hazard insurance coverage only page 168. Provide Policy and/or Declarations Page from XXX for review.

*** (CURED) Full appraisal required. Form Type - EV R
														COMMENT: The loan file includes Form iVN55 with Rental Addendum page 119 and Consolidated Analytics AVM that verifies the appraisal value within 10% tolerance page 116 in compliance with Lender's guidelines.
SX5SBUNDNA4	XXXXXX	XXXXXX	4350096044	3	1	3	1	1	1	1	1	*** (CURED) Borrower(s) Hazard Insurance Requirements (Fail) - EV R
COMMENT:   The hazard insurance found in the loan file has a coverage amount of $XXX which does not cover the loan amount of $XXX

*** (CURED) Missing Documentation - EV R
														COMMENT: The loan closed in the name of a LLC and the certificate of good standing is missing from the loan file.
4RAI5DWXI3C	XXXXXX	XXXXXX	4350095643	3	2	3	1	3	2	1	1	*** (OPEN) Mortgage history for primary residence less than 12 months - EV 2
COMMENT: Pg 234 - Rental payment history - The borrower is only able to provide to 8 months cancelled checks vs. the 12 months requirement. There is an approved exception request allowing the file to closing missing 4 months rental payments in the file dated XX/XX/XX.	*** (CURED) AUS: File does not contain all AUS Reports run - EV R
COMMENT:   The loan approval shows the file as DU Approve/Eligible. The AUS report is not in file.

*** (CURED) ComplianceEase State Regulations Test Failed - EV R
COMMENT:   This loan failed the per diem interest amount test. (CA Bus. Prof. Code §2948.5)
														The per diem interest amount charged on the loan ($XXX) exceeds the per diem interest charge or credit threshold ($XXX).
41YTU3W3P20	XXXXXX	XXXXXX	4350095477	3	2	3	1	3	2	1	1	*** (OPEN) Missing Doc - EV 2
COMMENT: The loan required an exception due to NSFs in the borrower's bank statements. The 1008 indicated an exception was approved. However the exception form was missing from the loan file. XX/XX/XXXX received exception dated XX/XX/XXXX for NSF in the last 4 monhts and last 12 months.	*** (CURED) AUS: File does not contain all AUS Reports run - EV R
COMMENT:   The lender's product guidelines required a copy of the AUS or a completed Alternative Loan Review Form to show the loan was not GSE eligible. The 1008 indicated LP was run but the AUS report and/or the Alternative Loan Review Form were missing from the loan file.

*** (CURED) Consumer Handbook on Adjustable Rate Mortgages (CHARM Booklet) - EV R
COMMENT:   The CHARM Booklet is missing. The defect can be resolved by providing the missing disclosure.

*** (CURED) Loan program disclosure missing or unexecuted - EV R
COMMENT:   The Adjustable Rate Mortgage Loan Program Disclosure is missing.

*** (CURED) Title policy missing - EV R
														COMMENT: The final Title policy was missing from the loan file.
VKTPAYDMYW2	XXXXXX	XXXXXX	4350095484	3	2	3	1	2	1	1	2		*** (OPEN) ComplianceEase TRID Tolerance Test Failed #2 - EV 2 COMMENT: The loan is an HPML and it meets the Escrow and Appraisal Requirements.	*** (CURED) AUS: File does not contain all AUS Reports run - EV R COMMENT: Per Lender guidelines section 1.18 "Alernative loan reviews" AUS required to be provided on loan File is missing the AUS.
BD0VXP2GXWV	XXXXXX	XXXXXX	4350095483	3	2	3	1	3	1	1	2	*** (OPEN) ComplianceEase TRID Tolerance Test Failed #2 - EV 2 COMMENT: The loan is an HPML and it meets the Escrow and Appraisal Requirements.	*** (CURED) AUS: File does not contain all AUS Reports run - EV R
COMMENT:   Per guidelines for NanQ One section 1.18 page 9 AUS findings or an Alternative Loan Review Form must be provided to document the loan was ineligible for GSE or government program. The 1008 indicated DU was run but the findings were missing from the loan file.

*** (CURED) ComplianceEase Exceptions Test Failed - EV R
COMMENT:   No issues.

*** (CURED) ComplianceEase Risk Indicator is "Moderate" - EV R
COMMENT:   No issues.

*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
														COMMENT: This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase to the following fees on XX/XX/XXXX was not accepted because a valid change of circumstance was not provided: Points. A cost to cure in the amount of $XXX is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund the following documents are required: LOE to consumer(s) corrected PCCD copy of the refund and proof of delivery (mailing label).
KRPMJNHR13A	XXXXXX	XXXXXX	4350095487	3	1	3	1	3	1	1	1	*** (CURED) AUS: File does not contain all AUS Reports run - EV R
COMMENT:   Missing AUS required in file  evidence borrower is not eligible for financing through GSE/Government loan program .

*** (CURED) ComplianceEase Exceptions Test Failed - EV R
COMMENT:   No Issue.

*** (CURED) ComplianceEase TILA Test Failed - EV R
COMMENT:   This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1)  transferred from 12 CFR §226.18(d)(1) ) The finance charge is $XXX. The disclosed finance charge of $XXX is not considered accurate because it is understated by more than $XXX. The loan is understated by $XXX. The defect can be cured by reimbursing the consumer or providing informaton as to why the violation is invalid. The index used for testing is 6.999%.

*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
COMMENT:   This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase/addition to the following fees on XX/XX/XXXX was not accepted because a valid change of circumstance was not provided: Transfer Fees. A cost to cure in the amount of $XXX is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change.  If curing the violation with a refund the following documents are required: LOE to consumer(s) corrected PCCD copy of the refund and proof of delivery (mailing label).

*** (CURED) Missing evidence of TRID Disclosure Delivery - EV R
COMMENT:   The loan failed the Revised Closing Disclosure delivery date test (waiting period required).( 12 CFR §1026.19(f)(2)(ii) ) A Loan Product Change required a revised Closing Disclosure. The Revised CD issued on XX/XX/XXXX was not received by the borrower at least three business days prior to the Consummation Date XX/XX/XXXX.

*** (CURED) Title policy missing - EV R
														COMMENT: Final Title Policy is missing from the loan file.
P2OPGHUF0RE	XXXXXX	XXXXXX	4350095485	3	2	3	1	2	1	1	2	*** (OPEN) Missing TRID Reimbursement Documentation (for requirements not related to a tolerance fail) - EV 2
COMMENT: This loan failed the reimbursement date post-consummation revised closing disclosure delivery date test. The PCCD issued on XX/XX/XXXX was provided more than 60 calendar days after the consummation date XX/XX/XXXX. Per § 1026.19(f)(2)(v)) if the creditor cures a tolerance violation by providing a reimbursement to the consumer the creditor must deliver or place in the mail a corrected Closing Disclosure that reflects the reimbursement no later than 60 calendar days after consummation. No rebuttal response required. Cure accepted 60 days from discovery.	*** (CURED) AUS: File does not contain all AUS Reports run - EV R

*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
COMMENT:   This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase to the transfer fees on  CD XX/XX/XXXX was not accepted because a valid change of circumstance was not provided. A cost to cure in the amount of $XXX is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change.  If curing the violation with a refund the following documents are required: LOE to consumer(s) corrected PCCD copy of the refund and proof of delivery (mailing label).

*** (CURED) Missing Doc - EV R
														COMMENT: The HPML disclosure in file needs to be dated and signed.
2GDDDZINKMF	XXXXXX	XXXXXX	4350095309	3	2	3	1	2	1	1	2	*** (OPEN) ComplianceEase TRID Tolerance Test Failed #2 - EV 2 COMMENT: The loan is an HPML and it meets the Escrow and Appraisal Requirements.	*** (CURED) Asset Verification insufficient - EV R
COMMENT:   The loan file is missing verification of the receipt of the $XXX gift. The gift $XXX letter is on p.234 & the donor bank statement showing the gift withdrawal is on p.232.  TheXXXX guidelines Section 9.3.5 Gift Funds states evidence of borrower depositing the gift is required.

*** (CURED) DTI (Back) Ratio does not meet eligibility requirement(s) - EV R
														COMMENT: The lender used income of $XXX/month. The audit income was calculated at $XXX/month. Using the audit income the DTI increased from 44.602% to 53.711%. Per the lender income worksheet p.235 the lender did not deduct any individual deposits from the total deposits on the 24 months of business bank statements. Some of the monthly business bank statements had individual deposits which would not qualify to be included in the total deposit amount for the business such as Easy Savings Rebates or Merchandise Returns. These types of deposits were deducted from the total deposits at audit which resulted in lower monthly income. The XXXX guidelines page 4 states: the maximum DTI for primary occupancy Alt Doc minimum FICO of 660 is 45%. The subject DTI of 53.711% exceeds the maximum 45%.
KMXRZEXM15M	XXXXXX	XXXXXX	4350095321	3	2	3	1	3	2	1	2	*** (OPEN) ComplianceEase TRID Tolerance Test Failed #2 - EV 2
COMMENT:   The loan is an HPML and it meets the Escrow and Appraisal Requirements.

*** (OPEN) Homeownership Counseling List - EV 2
COMMENT:   The Homeownership Counseling Disclosure (HOC) is missing. The defect can be cured by providing evidence that shows the disclosure was provided to the consumer within 3-business days of application XX/XX/XXXX .The defect can be resolved by providing evidence showing the document was issued to the consumer within 3 buisness days of application

*** (OPEN) Special information booklet is Missing - EV 2
COMMENT: There is no date evident on the Tool Kit provided in the loan file; auditor cannot determine if it was disclosed to the borrower within 3 business days of the application date XX/XX/XXXX. The defect can be cured by providing evidence that shows the disclosure was provided within 3-business days of application.	*** (CURED) Asset Verification insufficient - EV R
COMMENT:   The EMD of $XXX was wired from XXX ACCOUNT #XXX on XX/XX/XXXX (p388) but the file was missing the most recent 60 days’ statements for that account. The file included transactions from XX/XX/XXXX to XX/XX/XXXX and from XX/XX/XXXX to XX/XX/XXXX but was missing complete transaction history for the interim dates.

*** (CURED) Missing Documentation - EV R
COMMENT:   The final URLA indicated an IRS lien in the amount of $XXX was to be paid at closing (p921) and the final CD indicated that lien was paid (p100) but the file was missing documentation of the lien including the full amount due (the lien does not show on the credit report).

*** (CURED) DTI (Back) Ratio does not meet eligibility requirement(s) - EV R
COMMENT:   Audit calculated PITI at $XX back debt at XXX and SE income at $XXX. Resulting DTI was 45.624% which exceeded the program maximum of 45.00%.

*** (CURED) DTI/Residual income outside of guidelines (ATR) - EV R
COMMENT:   Audit calculated PITI at $XXX back debt at $XXX and SE income at $XXX. Resulting DTI was 45.624% which exceeded the program maximum of 45.00%.

*** (CURED) Missing Documentation - EV R
COMMENT:   The following documents were missing or only partially uploaded to the loan file: asset access letter; 1008; XXXX YTD P&L and XXXX YTD Balance Sheet for borrower’s business “XXX”; XXXX and XXXX tax transcripts; appraisal; hazard policy Note and both the initial and final URLAs.

*** (CURED) Missing TRID RESPA Disclosures - EV R
COMMENT:   The Initial Escrow Account Statement is missing from the loan file. The defect can be cured by providing the IEAD.

*** (CURED) Missing TRID RESPA Disclosures - EV R
COMMENT:   The initial and/or any revised Loan Estimate is missing. As a result a full review for compliance with timing and tolerance requirements could not be performed. The defect can be cured by providing the initial and any revised Loan Estimates that were issued to the consumer.

*** (CURED) Note data is missing or inaccurate - EV R
COMMENT:   Page 2 of the Note is incomplete it was cutoff and unable to accurately determine the full terms of the Note.

*** (CURED) Underwriting - Missing LOE - EV R
														COMMENT: The file was missing a signed explanation letter from the borrower for all credit inquiries within the most recent 90 days.
AEM3SCWJXHT	XXXXXX	XXXXXX	4350095313	3	2	3	1	2	1	1	2	*** (OPEN) ComplianceEase TRID Tolerance Test Failed #2 - EV 2 COMMENT: The loan is an HPML and it meets the Escrow and Appraisal Requirements.	*** (CURED) Asset documentation does not meet guideline requirment - EV R
COMMENT:   The lender approval on p.208 states the borrower received gifts from her sister XXXin the following amounts: $XXX wired on XX/XX/XXXX $XXX wired on XX/XX/XXXX and XX/XX/XXXX in 2 parts of $XXX and $XXX and $XXX to be wired to the closing attorney. The file contains the gift letter for $XXX p.248 and $XXX gift wire receipt to the closing attorney p.244 and the gift letter for $XXX p.249 and $XXX & $XXX deposit into the bank p.253. The loan file is missing the Gift Letter from XXXfor $XXX and documentation verifying the receipt of the $XXX.

*** (CURED) Asset do not meet guidelines - EV R
COMMENT:   The lender approval on p.208 states the borrower received gifts from her sister XXXin the following amounts: $XXX wired on XX/XX/XXXX $XXX wired on XX/XX/XXXX and XX/XX/XXXX in 2 parts of $XXX and $XXX and $XXX to be wired to the closing attorney. The loan file is missing the source of the gifts of $XXX $XXX ($XXX + $XXX) and $XXX totaling $XXX.

*** (CURED) Asset Verification insufficient - EV R
COMMENT:   The borrower is a First-Time Homebuyer. The Homeowner Plus guidelines pages 4 and 36 require 3 months of reserves for the Homeowner Plus program and for First-Time Homebuyers. The borrower has verified assets of $XXX and brought $XXX to closing which leaves $XXX for reserves. That is 2.14 months of reserves.

*** (CURED) Missing Doc - EV R
														COMMENT: The final 1003 p.737 lists a gift in the amount of $XXX on p.740. The lender approval on p.208 states the borrower received gifts from her sister XXXin the following amounts: $XXX wired on XX/XX/XXXX $XXX wired on XX/XX/XXXX and XX/XX/XXXX in 2 parts of $XXX and $XXX and $XXX to be wired to the closing attorney. If the gift amount is actually $XXXX a corrected final 1003 signed by the borrower is required showing the gift as $XXX.
SXESC4B5MP1	XXXXXX	XXXXXX	4350095328	3	2	3	1	3	1	1	2	*** (OPEN) ComplianceEase TRID Tolerance Test Failed #2 - EV 2
COMMENT:   The loan is an HPML and it meets the Escrow and Appraisal Requirements.

*** (OPEN) Homeownership Counseling List - EV 2
COMMENT: The Homeownership Counseling Disclosure (HOC) is missing. The defect can be cured by providing evidence that shows the disclosure was provided to the consumer within 3-business days of application XX/XX/XXXX.The defect can be resolved by providing evidence showing the document was issued to the consumer within 3 buisness days of application	*** (CURED) Asset documentation does not meet guideline requirment - EV R
COMMENT:   The borrower used business funds for both the $XXX EMD (p268/294) and cash to close. Per CHL guidelines section 9.3.2 "Business assets are an acceptable source of funds for down payment closing costs and reserves for self-employed borrowers....A signed letter from a CPA or borrower must also be obtained verifying the withdrawal of funds for the transaction will not have a negative impact on the business OR the underwriter may document a cash flow analysis of the business to explain why there would not be a negative impact on future operations." The loan file was missing a signed letter from the CPA or borrower or an underwriter’s cash flow analysis verifying the withdrawal of business funds for the transaction from XXX account #XXX would not have a negative impact on the business.

*** (CURED) Missing Documentation - EV R
COMMENT:   The following documents were missing or only partially uploaded to the loan file: initial URLA; final URLA; 1008; W9; appraisal; hazard policy; title work; and VOR.

*** (CURED) Missing TRID RESPA Disclosures - EV R
COMMENT:   The Initial Escrow Account Statement is missing from the loan file. The defect can be cured by providing the IEAD.

*** (CURED) Missing TRID RESPA Disclosures - EV R
														COMMENT: The initial and/or any revised Loan Estimate is missing. As a result a full review for compliance with timing and tolerance requirements could not be performed. The defect can be cured by providing the initial and any revised Loan Estimates that were issued to the consumer.
NGX50AS1ZDK	XXXXXX	XXXXXX	4350096034	3	1	3	1	1	1	1	1	*** (CURED) Asset documentation does not meet guideline requirment - EV R
COMMENT:   Loan file is missing the bank statements to support XXX business account #XXX pages 93 & 94 show deposit of $XXX made on XX/XX/XXXX (no other acct information). Guidelines require verification that borrower has at least 50% ownership of account being utilized for down payment or closing costs (GL 12.8.1). Short to close $XXXX.

*** (CURED) Borrower(s)  Flood Insurance Requirements (Fail) - EV R
														COMMENT: Evidence of sufficient Flood Insurance coverage is missing from the loan file subject property is in AH zone.
SFEJOVRJKLD	XXXXXX	XXXXXX	4350095326	3	2	3	1	2	1	1	2	*** (OPEN) ComplianceEase TRID Tolerance Test Failed #2 - EV 2 COMMENT: The loan is an HPML and it meets the Escrow and Appraisal Requirements.	*** (CURED) Asset do not meet guidelines - EV R
														COMMENT: The loan file contains a statement fromXXX sav #XXX-XXX which has a XX/XX/XXXX large deposit of $XXX p.232. The loan file also contains a copy of the $XXX check made out to the borrower from XXXX p.236. Page 237 is the Trust agreement. This $XXX appears to be a gift as the borrower is not part of the Trust per the paperwork in the file. The 1003 p.573 does not list a gift as an asset. The loan file is missing the gift letter for this $XXX.
33NVN5YQSVO	XXXXXX	XXXXXX	4350096151	3	2	3	1	3	2	1	2	*** (OPEN) Missing Documentation - EV 2
COMMENT:   Missing evidence of the work VISA for the co-borrower XXX  only evidence of the ITIN number provided.  The co-borrower is a Non US Resident unable to determine if the co-borrower is legally working in the US.

*** (OPEN) Loan does not conform to program guidelines - EV 2
COMMENT:   Non ARMs Length Transaction.  The borrowers are purchasing the subject property from XXX whom are the employers of the co-borrower XXX .  The sellers are also providing the borrowers a $XXX gift of equity from the sale of the subject property to the borrowers. XX/XX/XXXX Exception received to allow non-arms length transaction for purchase with gift of $XXX from seller XXX.  Compensating factors listed is Low DTI number of years on job 12+ mos in reserves and high discretionary income.

*** (OPEN) Missing TRID Reimbursement Documentation (for requirements not related to a tolerance fail) - EV 2
COMMENT: This loan failed the reimbursement date post-consummation revised closing disclosure delivery date test. The PCCD issued on XX/XX/XXXX was provided more than 60 calendar days after the consummation date XX/XX/XXXX. Per § 1026.19(f)(2)(v)) if the creditor cures a tolerance violation by providing a reimbursement to the consumer the creditor must deliver or place in the mail a corrected Closing Disclosure that reflects the reimbursement no later than 60 calendar days after consummation. No rebuttal response required. Cure accepted 60 days from discovery.	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
COMMENT:   There is no CU score in the loan file. However guidelines allowed two appraisals and a Proteck appraisal review to support the value without variance for a flipped property with 7 months seasoning.

*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
														COMMENT: This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase to the following fee on XX/XX/XXXX was not accepted because a valid change of circumstance was not provided: Appraisal Fee. A cost to cure in the amount of $XXX is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund the following documents are required: LOE to consumer(s) corrected PCCD copy of the refund and proof of delivery (mailing label).
HH4GUY3MJJE	XXXXXX	XXXXXX	4350096047	3	1	1	3	1	1	1	1			*** (CURED) Appraised value not supported. Form Type and CU Score - EV R COMMENT: The loan file does not contain the UCDP therefore we cannot determine the CU score.
MK5LGQOYTRZ	XXXXXX	XXXXXX	4350096096	3	1	1	3	1	1	1	1			*** (CURED) Appraised value not supported. Form Type and CU Score - EV R COMMENT: The loan file does not contain does not contain the UCDP therefore we could not determine the CU score.
P40BV4GPNET	XXXXXX	XXXXXX	4350096059	3	1	1	3	1	1	1	1	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
														COMMENT: The guidelines section 4.1 requires the file include an ARR CDA or FNMA CU risk score of 2.5 or better (less) in addition to appraisal. The file included a full 1025 appraisal; however a CU risk score or CDA/ARR was not provided to support the value.
YW5OQNIEVE5	XXXXXX	XXXXXX	4350096043	3	1	3	3	1	1	1	1	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
COMMENT:   The guidelines section 4.4 when only one full appraisal is required and the CU score ≥ 2.5 or there is no CU score. The file included a CU score of 2.6 and the file did not include an additional review to support the value.

*** (CURED) Missing Documentation - EV R
COMMENT:   The guidelines section 5.7.3 stated that a certificate of good standing is required for a LLC. The certificate of good standing is missing from the loan file.

*** (CURED) HUD-1 Closing Statement missing or unsigned - EV R
														COMMENT: The guidelines section 12.8.4 stated that a settlement statement is required to verify proceeds. The settlement statement is missing from the loan file.
4LJDAEMXEAD	XXXXXX	XXXXXX	4350095368	3	2	1	3	3	1	1	2	*** (OPEN) Missing TRID Reimbursement Documentation (for requirements not related to a tolerance fail) - EV 2
COMMENT: This loan failed the reimbursement date post-consummation revised closing disclosure delivery date test. The PCCD issued on XX/XX/XXXX was provided more than 60 calendar days after the consummation date XX/XX/XXXX. Per § 1026.19(f)(2)(v)) if the creditor cures a tolerance violation by providing a reimbursement to the consumer the creditor must deliver or place in the mail a corrected Closing Disclosure that reflects the reimbursement no later than 60 calendar days after consummation. No rebuttal response required. Cure accepted 60 days from discovery.	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
COMMENT:   Secondary Valuation supports value.

*** (CURED) ComplianceEase State Regulations Test Failed - EV R
COMMENT:   XX/XX/XXXX Finding resolved

*** (CURED) ROR funding date before end of required rescission period  - EV R
														COMMENT: The loan failed the Right of Rescission test. The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation delivery of the notice required by 12 CFR §1026.23 or §1026.15 or delivery of all material disclosures whichever occurs last. Consummation took place on XX/XX/XXXX and per the last revised CD/PCCD issued on XX/XX/XXXX the loan disbursed on XX/XX/XXXX. Loan could not disburse until after the end of the rescission period; rescission ended on XX/XX/XXXX. The defect can be cured by providing the true funding date.
DAPL30MJOTK	XXXXXX	XXXXXX	4350095492	3	1	3	3	1	1	1	1	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
COMMENT:   ProTeck supports the value $XXX. No issues.

*** (CURED) AUS: File does not contain all AUS Reports run - EV R
														COMMENT: Loan file did not contained AUS DU Approve/Eligible.
WIMHO2OC5EA	XXXXXX	XXXXXX	4350095417	3	1	3	3	1	1	1	1	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
COMMENT:   Per guidelines the value of a full appraisal  can be used

*** (CURED) Income documentation does not meet guidelines - EV R
COMMENT:   Missinged signed lease for subject property.  Per guidelines if property is occupied a valid lease must be provided.

*** (CURED) Value used by lender not supported - EV R
														COMMENT: Origination value of $XXX.00 not supported by pre-fund AVM. AVM returned a value of $XXX which resulted in a -32.267% variance. Desk Review required to support value.
5NOCS5IDRCO	XXXXXX	XXXXXX	4350095476	3	1	3	1	1	1	1	1	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
COMMENT:   Loan file is missing third party valuation to support origination value.  CU Score 3.0 exceeds max allowable of 2.5

*** (CURED) Missing Documentation - EV R
														COMMENT: The subject loan closed in the name of an entity; however the file does not include the ETIN.
SP4MF0B5DUT	XXXXXX	XXXXXX	4350095374	3	2	3	1	3	2	1	2	*** (OPEN) DTI (Back) Ratio does not meet eligibility requirement(s) - EV 2
COMMENT:   (Pg. 10 of 16) Per 5th Street Capital Guidelines. Max allowed DTI 50%. Lender approved DTI 47.46%. Lender miscalculated income by using higher monthly income. XXXX W-2 income $XXX/ $XXX/mo. debt not including $XXX child support payment C $XXX and XXX /XXX  $XXX reflect on the borrower credit report. Audit recalculated income qualifying using most recent YTD Paystub which reflect borrower annual pay of $XXX/yr. YTD Earnings as of XX/XX/XXXX $XXX which includes OT however paystubs does not show the YTD breakdown of OT earnings. Qualifying with base monthly income $XXX supports annual base pay. Recalculated including the monthly debts $XXX child support payment XXX  $XXX and XXX /XXX  $XXX in the debt ratio. Audit DTI  63.38%.   Loan file did not contained an approved exception for 63.38% DTI Exceeds 50% Max allowed.

*** (OPEN) Missing evidence of TRID Disclosure Delivery - EV 2
COMMENT: This loan failed the post-consummation revised closing disclosure delivery date test. The PCCD issued on XX/XX/XXXX was provided more than 60 calendar days after the consummation date XX/XX/XXXX. The PCCD was provided to correct the following item(s): disbursement date. Per TRID regulation corrected disclosures must be issued no later than 60 days after consummation. Defect has no cure.	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
COMMENT:   (Pg. 13) Appraisal requirements per Guidelines. loan amount less than 1.5MM required only one appraisal and secondary valuation. ProTeck provided supports the value $XXX No issues.

*** (CURED) DTI > 60% - EV R
COMMENT:   (Pg. 10 of 16) Per 5th Street Capital Guidelines. Max allowed DTI 50%. Lender approved DTI 47.46%. Lender miscalculated income by using higher monthly income. XXXX W-2 income $XXX/ XXX/mo. debt not including $XXX child support payment XXX  $XXX and XXX /XXX  $XXX reflect on the borrower credit report. Audit recalculated income qualifying using most recent YTD Paystub which reflect borrower annual pay of $XXX/yr. YTD Earnings as of XX/XX/XXXX $XXX which includes OT however paystubs does not show the YTD breakdown of OT earnings. Qualifying with base monthly income $XXX supports annual base pay. Recalculated including the monthly debts $XXX child support payment XXX  $XXX and XXX /XXX  $XXX in the debt ratio. Audit DTI  63.38%.

*** (CURED) ROR funding date before end of required rescission period  - EV R
														COMMENT: The loan failed the Right of Rescission test. The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation delivery of the notice required by 12 CFR §1026.23 or §1026.15 or delivery of all material disclosures whichever occurs last. Consummation took place on XX/XX/XXXX and per the last revised CD issued on XX/XX/XXXX the loan disbursed on XX/XX/XXXX. Loan could not disburse until after the end of the rescission period; rescission ended on XX/XX/XXXX. The defect can be cured by providing the true funding date.
E3DIMWWKIUG	XXXXXX	XXXXXX	4350096033	3	1	3	1	1	1	1	1	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R

*** (CURED) Bankruptcy History does not meet guidelines - EV R
COMMENT:   The file does not include evidence of dismissal discharge or completion of bankruptcy case #XXX-XXX (pg. 83) in which the borrower is named as debtor.  A copy of that required document must be obtained and uploaded to the file.

*** (CURED) Missing Documentation - EV R
COMMENT:   A cash-out letter is not found in the file.  A copy of that required document must be obtained and uploaded to the file.

*** (CURED) Credit history insufficient/does not meet guidelines (ATR) - EV R
														COMMENT: The file does not include proof of satisfaction or a current payment history for minimum 6 months with most recent 3 months paid on time for the child support judgment against the borrower dated XX/XX/XXXX (pgs. 83 & 121). A copy of the applicable documentation confirming satisfaction of that debt or timely payment history must be obtained and uploaded to the file.
HSXO4MOG2YE	XXXXXX	XXXXXX	4350096113	3	1	3	3	1	1	1	1	*** (CURED) Appraisal incomplete (missing map layout pages etc) - EV R
COMMENT:   Appraisal provided in original file does not have market rent schedule.

*** (CURED) Missing Documentation - EV R
COMMENT:   File missing articles of incorporation.

*** (CURED) Missing Documentation - EV R
														COMMENT: Per guidelines to use rental lease agreement to calculate DSCR canceled checkes or bank statements are required to confirm rents are greater than market rents from appraisal. At the time of review no market rent was provided. Rental lease agreement used to calculate DSCR.
SEHO3PAJA34	XXXXXX	XXXXXX	4350095404	3	1	3	3	1	1	1	1	*** (CURED) Application Missing - EV R
COMMENT:   The loan application was missing.

*** (CURED) Borrower(s)  Months Reserves Requirement (Fail) - EV R
COMMENT:   Reserves not required.

*** (CURED) Borrower(s) Reserves Requirement (Fail) - EV R
COMMENT:   Reserves not required.

*** (CURED) Full appraisal required. Form Type - EV R
														COMMENT: iVN55 report in the file was acceptable.
G5HFEOLA3VT	XXXXXX	XXXXXX	4350095308	3	1	3	3	2	1	1	1	*** (CURED) Application Missing - EV R
COMMENT:   The final loan application signed and dated by the borrowers was not located in the loan file.

*** (CURED) Appraisal incomplete (missing map layout pages etc) - EV R
COMMENT:   The appraisals in file including all addendums located in the file (p. 1204 and 1238) is cutoff and incomplete. Complete appraisals with all addendums were not located in the loan file.

*** (CURED) Asset Verification insufficient - EV R
COMMENT:   The asset documentation in the loan file is cutoff and incomplete including all pages to bank statements and printouts for all personal and business accounts (p. 349) verification of the earnest money deposit in the amount of $XXX (p. 680) verification of the wire for closing (p. 1330) and verification of source of funds for large deposits in the amount of $XXX to XXX #XXX (p. 682) and $XXX to XXX (p. 401). Complete asset documentation was not located in the loan file.

*** (CURED) AUS: File does not contain all AUS Reports run - EV R
COMMENT:   An AUS Findings Report was not located in the loan file.

*** (CURED) Homeownership Counseling List - EV R
COMMENT:   The Homeownership Counseling Disclosure (HOC) is missing. The defect can be cured by providing evidence that shows the disclosure was provided to the consumer within 3-business days of application XX/XX/XXXX. The defect can be resolved by providing evidence showing the document was issued to the consumer within 3 buisness days of application

*** (CURED) Missing Documentation - EV R
COMMENT:   The Disclosures located in the loan file for the borrowers including but not limited to the 4506-C (p. 236) and W-9 (p. 265) are cut off and incomplete. Complete Loan Disclosures were not located in the loan file.

*** (CURED) Hazard Insurance - EV R
COMMENT:   The Homeowner's Insurance information on the borrowers' present home located at XXX  (p. 1146) which is being retained is cutoff and incomplete. Complete Homeowner's Insurance information for the property located at XXX  was not located in the loan file.

*** (CURED) Income documentation is incomplete - EV R
COMMENT:   The income documentation in the loan file is cutoff and incomplete including all schedules for personal tax returns (p. 738 826) all schedules for business tax returns (p. 906 1042) XXXX P&L/Balance Sheet (p. 698) and Income Calculation Worksheet (p. 693). Complete income documentation was not located in the loan file.

*** (CURED) Missing Doc - EV R
COMMENT:   The Purchase Agreement including all addendums located in the file (p. 1165) is cutoff and incomplete. A complete Purchase Agreement with all addendums was not located in the loan file. Additionally the Assignment of Purchase Contract (p. 1346) is cutoff and incomplete. A complete Assignment of Purchase Contract was not located in the loan file.

*** (CURED) Missing flood cert - EV R
COMMENT:   The Flood Certification located in the file (p. 1272) is cutoff and incomplete. A complete Flood Insurance Certificated was not located in the loan file.

*** (CURED) Title Issue - EV R
COMMENT:   The Preliminary Title Report with all schedules located in the file (p. 1283) is cutoff and incomplete. A complete Preliminary Title Report with all schedules was not located in the loan file. Additionally the Grant Deed (p. 1315) and Supplemental Escrow Instructions (p. 1318) are cutoff and incomplete.

*** (CURED) Transmittal (1008) is Missing - EV R
														COMMENT: The Transmittal Summary (1008) located in the file (p. 279) is cutoff and incomplete. A complete Transmittal Summary (1008) was not located in the loan file.
YELS4MEYBN5	XXXXXX	XXXXXX	4350095486	3	1	3	3	1	1	1	1	*** (CURED) Application Missing - EV R
COMMENT:   The final 1003 was not executed (Pg 425).

*** (CURED) Application Not Signed by All Borrowers - EV R
COMMENT:   The final 1003 was not executed (Pg 425).

*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
COMMENT:   Origination appraised value not supported. CU Score 3.1 exceeds max allowable 2.5 and loan file is missing third party valuation.
														XX/XX/XXXX Lender provided Desk Review to support the appraisal value within 10% variance.
1HJV2PQE3AY	XXXXXX	XXXXXX	4350095406	3	1	3	1	1	1	1	1			*** (CURED) Application Missing - EV R COMMENT: Loan application is missing.
5IT2R1EPHQO	XXXXXX	XXXXXX	4350095480	3	2	3	3	3	1	1	2	*** (OPEN) Missing TRID Reimbursement Documentation (for requirements not related to a tolerance fail) - EV 2
COMMENT:   This loan failed the reimbursement date post-consummation revised closing disclosure delivery date test. The PCCD issued on XX/XX/XXXX was provided more than 60 calendar days after the consummation date XX/XX/XXXX. Per § 1026.19(f)(2)(v)) if the creditor cures a tolerance violation by providing a reimbursement to the consumer the creditor must deliver or place in the mail a corrected Closing Disclosure that reflects the reimbursement no later than 60 calendar days after consummation.  No rebuttal response required. Cure accepted 60 days from discovery.

*** (OPEN) Missing TRID RESPA Disclosures - EV 2
COMMENT: The Service Provider List issued on XX/XX/XXXX is inaccurate. The following is missing from the disclosure: a provider for Pest Inspection. Per Regulation Z if the creditor permits a consumer to shop for a settlement service the creditor must identify at least one provider of that service on the Service Provider List. The list must also contain sufficient information for the consumer to contact a provider for each required settlement service for which the consumer can shop. In addition the document must state that the consumer may choose a different provider. Note: Failure to provide a service provider for a shoppable service on the Service Provider List is treated as not allowing the borrower to shop for that service. As a result charged shoppable fees will be included in the 10% tolerance bucket. If transaction meets guidelines for business purposes the affidavit of occupancy and the letter from the client stating the cash is to be used for business purpose may cure the violation.	*** (CURED) Application Missing - EV R
COMMENT:   Final 1003 application missing from file.

*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
COMMENT:   USCD Risk Score is not on file.  Provide a send Valuation of subject property.

*** (CURED) AUS: File does not contain all AUS Reports run - EV R
														COMMENT: 1008 shows Case ID XXX AUS LP Eligible/Accept. No AUS found in file.
XGGTI3CGOL2	XXXXXX	XXXXXX	4350095472	3	2	3	1	3	1	1	2	*** (OPEN) ComplianceEase TILA Test Failed - EV 2
COMMENT: This loan failed the post-consummation revised closing disclosure delivery date test. The PCCD issued on <enter issue date> was provided more than 60 calendar days after the consummation date XX/XX/XXXX. The PCCD was provided to correct the following item(s): disbursement date. Per TRID regulation corrected disclosures must be issued no later than 60 days after consummation. Defect has no cure.	*** (CURED) Application Missing - EV R
COMMENT:   XX/XX/XXXX:  Cleared.  received initial and final.

*** (CURED) ComplianceEase TRID Tolerance Test is Incomplete - EV R
COMMENT:   XX/XX/XXXX Finding resolved

*** (CURED) Lender Approval - EV R
COMMENT:   Missing Underwriter/Lenders final Approval. Reflecting Original Loan amount of $XXX and Loan purpose Cash-Out Refinance. Approval worksheet in file is for a loan amount of$XXX and Loan purpose as Rate and Term. Per CD borrower receiving cash back at closing $XXX.

*** (CURED) Missing evidence of TRID Disclosure Delivery - EV R
COMMENT:   The Closing Disclosure was not received by the borrower prior to the Consummation Date. The CD issued on XX/XX/XXXX was signed and dated  XX/XX/XXXX; consummation took place on XX/XX/XXXX. The defect can be resolved by providing evidence that shows the disclosure was received prior to or at consummation.

*** (CURED) Missing TRID RESPA Disclosures - EV R
COMMENT:   The initial and/or any revised Loan Estimate is missing. As a result a full review for compliance with timing and tolerance requirements could not be performed. The defect can be cured by providing the initial and any revised Loan Estimates that were issued to the consumer.

*** (CURED) Notice of Servicing Transfer missing or unexecuted - EV R

*** (CURED) ROR funding date before end of required rescission period  - EV R
														COMMENT: The loan failed the Right of Rescission test. The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation delivery of the notice required by 12 CFR §1026.23 or §1026.15 or delivery of all material disclosures whichever occurs last. Consummation took place on XX/XX/XXXX and per the last revised CD issued on XX/XX/XXXX the loan disbursed on XX/XX/XXXX. Loan could not disburse until after the end of the rescission period; rescission ended on XX/XX/XXXX. The defect can be cured by providing the true funding date.
AFWNTEMWAJ3	XXXXXX	XXXXXX	4350095428	3	1	3	1	1	1	1	1	*** (CURED) Amount of title insurance is less than mortgage amount - EV R
COMMENT:   Title commitment shows policy amount of $XXX which is lower than loan amount of $XXX.

*** (CURED) Loan does not conform to program guidelines - EV R
														COMMENT: Lending guidelines require escrows. HUD provided in original file does not show escrow account set up.
VCNFPT5KNDB	XXXXXX	XXXXXX	4350095473	3	2	3	3	1	2	1	1	*** (OPEN) Cash reserves less than required by guidelines - EV 2 COMMENT: Cash reserves less than required. AUS required assets to be verified $XXX; $XXX assets verified per bank statements in file.	*** (CURED) Amount of title insurance is less than mortgage amount - EV R
COMMENT:   Title commitment shows amount of insurance as $XXX; loan amount is $XXX.

*** (CURED) Application Not Signed by All Borrowers - EV R
COMMENT:   Final 1003 is missing all signatures.

*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
														COMMENT: Missing third party valuation within 10% variance; no CU score due to subject being a 3 unit property.
KMK031K2JEI	XXXXXX	XXXXXX	4350095410	3	1	3	1	1	1	1	1			*** (CURED) Amount of title insurance is less than mortgage amount - EV R COMMENT: Title Commitment schedule A Proposed Insured amount is $XXX whereas the loan amount is $XXX variance of $XXX.
KPXPZHUWOJW	XXXXXX	XXXXXX	4350095423	3	1	3	1	1	1	1	1			*** (CURED) Amount of title insurance is less than mortgage amount - EV R COMMENT: Title commitment reflects loan amount of $XXX which is less than the loan amount of $XXX
V5I15NJKBQX	XXXXXX	XXXXXX	4350095403	3	1	3	1	1	1	1	1	*** (CURED) Amount of title insurance is less than mortgage amount - EV R
COMMENT:   Title commitment proposed policy amount was $XXX (Pg 36) the Note loan amount is $XXX (Pg 190).

*** (CURED) Full appraisal required. Form Type - EV R
														COMMENT: iVN55 report in the file was acceptable.
A114VFYDH3R	XXXXXX	XXXXXX	4350095407	3	1	3	1	1	1	1	1			*** (CURED) Amount of title insurance is less than mortgage amount - EV R COMMENT: Title Commitment lists $XXX mortgagee insurance coverage page 356. Provide Final Title Policy for review.
2UJBOPXKDEA	XXXXXX	XXXXXX	4350095427	3	1	3	1	1	1	1	1	*** (CURED) Amount of title insurance is less than mortgage amount - EV R
COMMENT:   Title commitment amount is $XXX

*** (CURED) Full appraisal required. Form Type - EV R
														COMMENT: Full appraisal form is not required.
K2PYTWGZMQR	XXXXXX	XXXXXX	4350095409	3	1	3	1	1	1	1	1			*** (CURED) Amount of title insurance is less than mortgage amount - EV R COMMENT: The title reflects an insured amount of $XXX which is less than the loan amount.
0C3MOP1AO0V	XXXXXX	XXXXXX	4350095426	3	1	3	1	1	1	1	1			*** (CURED) Amount of title insurance is less than mortgage amount - EV R COMMENT: The title reflects an insured amount of $XXX.
CETHKQG3SY1	XXXXXX	XXXXXX	4350095425	3	1	3	1	1	1	1	1			*** (CURED) Amount of title insurance is less than mortgage amount - EV R COMMENT: The title reflects a insured amount of $XXX
2ZICS5SMQQE	XXXXXX	XXXXXX	4350095433	3	1	3	1	1	1	1	1	*** (CURED) Amount of title insurance is less than mortgage amount - EV R
COMMENT:   The title policy reflects an insured amount of $XXX which is less than the loan amount of $XXX.  Please provide updated title.

*** (CURED) Borrower(s)  Hazard Insurance Requirements (Fail) - EV R
														COMMENT: The guidelines section 4.3 requires If the coverage limit is lower than the loan amount policy compensates for loss equal to the insurable value of the improvements as established by the insurer. The file included evidence of insurance located on page 213 reflecting total coverage of $XXXwhich is less than the loan amount of $XXX The evidence of insurance did not include replacement cost and the file did not include a replacement cost estimator.
BDOAFMUZNQI	XXXXXX	XXXXXX	4350095414	3	1	3	1	1	1	1	1			*** (CURED) Amount of title insurance is less than mortgage amount - EV R COMMENT: The title insurance loan amount is $XXX the note loan amount is $XXX
SX5HB0WLVLQ	XXXXXX	XXXXXX	4350095405	3	1	3	3	1	1	1	1	*** (CURED) Amount of title insurance is less than mortgage amount - EV R
COMMENT:   The title commitment proposed policy amount was $XXX (Pg 290) which was less than$the Note loan amount of $XXX (Pg 169).

*** (CURED) Full appraisal required. Form Type - EV R
														COMMENT: iVN55 report in the file was acceptable.
MXP2SL0E2TF	XXXXXX	XXXXXX	4350095431	3	1	3	1	1	1	1	1	*** (CURED) Amount of title insurance is less than mortgage amount - EV R
														COMMENT: The Title Commitment proposed mortgagee insurance coverage was $XXX (page 212). The Note and Deed of Trust amount was $XXX. Provide the Final Title Policy for review.
Q0IMYOEIITG	XXXXXX	XXXXXX	4350095432	3	1	3	1	1	1	1	1	*** (CURED) Amount of title insurance is less than mortgage amount - EV R
														COMMENT: The Title Commitment proposed mortgagee insurance coverage was $XXX page 150. The Note and Deed of Trust amount was $XXX. Provide the Final Title Policy for review.
4LJKU25TGKJ	XXXXXX	XXXXXX	4350095430	3	1	3	1	1	1	1	1	*** (CURED) Amount of title insurance is less than mortgage amount - EV R
														COMMENT: The title commitment in the file reflects $XXX of lender coverage for the subject transaction and is insufficient. A copy of an updated title commitment must be obtained with a minimum of $XXX lender coverage provided. That document must be uploaded to the file.
KJZPXB1SCRL	XXXXXX	XXXXXX	4350095420	3	1	3	1	1	1	1	1			*** (CURED) Amount of title insurance is less than mortgage amount - EV R COMMENT: The title amount is less than the loan amount.
XKXMSWFUFNT	XXXXXX	XXXXXX	4350095327	3	2	3	1	1	2	1	1	*** (OPEN) Missing Documentation - EV 2
COMMENT: The subject is a condominium. The loan file contains an Exception Request Form p.237 asking to allow a condo with 76% investor concentration when the maximum allowed is 60% and to allow a condo with 38% single entity ownership when the maximum allowed is 30%. The maximum allowed can be found in Guidelines Section 10.9.3.4 for Non-Warrantable Condos.	*** (CURED) Amount of title insurance is less than mortgage amount - EV R
COMMENT:   The preliminary title p.477 does not reflect a policy amount. The Note p.573 reflect a loan amount of $XXX.

*** (CURED) Missing Documentation - EV R
COMMENT:   The loan file is missing documentation to verify the HELOC on the investment property at XXX XXX NV. Per the 1003 p.644 the HELOC is with XXX with a balance of $XXX and a monthly payment of $XXX.

*** (CURED) Income Worksheet  - EV R
COMMENT:   The loan file is missing the lender Income Worksheet.

*** (CURED) Missing Doc - EV R
														COMMENT: It appears the borrower is refinancing the mortgage on the primary home at XXX XXX NV with XXX #XXX for $4XXX with a payment of $XXX. The 1003 p.644 lists the primary mortgage with CHL (XXXX Home Loans) for $XXX. The mortgage statement from XXX due for XX/XX/XXXX for this property is on p.345. The loan file contains the 1003 p.350 and the 1008 p.360 for the refinance of the primary home. There is a Loan Estimate from XXXX Home Loans for this property showing a new loan amount of $XXX with an estimated payment including escrows of $XXXX. The loan file is missing documentation verifying the new mortgage for the primary home with XXXX Home Loans for $XXX with the monthly payment and to verify the old mortgage with XXX #XXX is paid off.
HYAI4GPFKAM	XXXXXX	XXXXXX	4350095402	3	1	3	1	1	1	1	1	*** (CURED) Amount of title insurance is less than mortgage amount - EV R
COMMENT:   The Note loan amount was $XXX (Pg 238) the title insurance proposed loan policy amount was $XXX (Pg 39).

*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
														COMMENT: Missing Third Party Valuation Product to support the appraisal value within 10% variance.
ZJMG2NGJUFB	XXXXXX	XXXXXX	4350095325	3	2	3	1	3	2	1	2	*** (OPEN) ComplianceEase TRID Tolerance Test Failed #2 - EV 2
COMMENT:   The loan is an HPML and it meets the Escrow and Appraisal Requirements.

*** (OPEN) Missing Documentation - EV 2
COMMENT: Loan Star Celebrity Home Homeowner Plus Guideline Section 12.412 Collections & Charge-Offs states: The following accounts may remain open: Collections and charge-offs equal to or greater than 24 months old with a maximum of $XXX per occurrence. The XX/XX/XXXX credit report p.188 show the borrower has 2 charge-off accounts. GS Loan SV opened XX/XXXX with a balance of $XXX and XXX opened XXX with a balance of $XXX. The lender approval p.216 has an approved exception for not paying off the charge-off accounts. Compensating factors are low LTV 0x30 on mortgage since XXXX borrower is downing sizing and 35 months of reserves. This does not meet the guidelines. An exception received dated XX/XX/XXXX for requiring charge offs to be paid in alignment with FNMA guidelines. Compensating factors listed are LTV 0 x 30 on the mortgage since XXXX 35 months reserves and downsizing.	*** (CURED) Amount of title insurance is less than mortgage amount - EV R
COMMENT:   The loan file is missing the title with adequate coverage.  The preliminary title p.442 does not reflect the coverage amount. The loan amount is $XXX.

*** (CURED) Missing evidence of TRID Disclosure Delivery - EV R
COMMENT:   This loan failed the initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii) ) The initial CD issued on XX/XX/XXXX was not received by the consumer 3-business days prior to consummation and a waiver was not provided. The defect can be cured by providing evidence that shows the consumer received the disclosure 3-business days prior to consummation or a waiver stating why consummation took place prior to the 3-day rule. If disclosure was delivered electronically evidence of receipt as well as the consumer's E-consent is required.

*** (CURED) TRID - Zero tolerance violation - EV R
														COMMENT: This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) Because the loan failed the initial CD delivery date test any values that would change under a valid changed circumstance if the disclosure had been delivered timely will not be considered valid for tolerance purposes. Therefore the increase to the following fees on XX/XX/XXXX did not reset the baseline: Points - Loan Discount Fee Appraisal Fee. The violation may be cured if documentation is provided showing the disclosure was delivered timely.
ACPK4SWE2AJ	XXXXXX	XXXXXX	4350095413	3	1	3	1	1	1	1	1	*** (CURED) Amount of title insurance is less than mortgage amount - EV R
COMMENT:   The file does not include a copy of the title commitment reflecting the minimum required amount of lender coverage for the subject transaction.  A copy of this required document must be uploaded to the file.

*** (CURED) Full appraisal required. Form Type - EV R
COMMENT:   Guidelines 3.6 allows a hybrid appraisal where the property inspection and measurements are performed separately from the analysis of supporting data by a licensed appraiser
														● iValueNet55 with rent addendum
ZFL0AKPPO0U	XXXXXX	XXXXXX	4350095424	3	1	3	1	1	1	1	1	*** (CURED) Amount of title insurance is less than mortgage amount - EV R
														COMMENT: The file does not include a copy of the title commitment reflecting the minimum amount of required lender coverage for the subject loan transaction. A copy of required document must be uploaded to the file.
ZBUDZIW2B1F	XXXXXX	XXXXXX	4350096038	3	1	3	1	1	1	1	1			*** (CURED) Amount of title insurance is less than mortgage amount - EV R COMMENT: The evidence of title reflected the insured amount as $XXX which is less than the loan amount of $XXX.
PPAAICNJKAM	XXXXXX	XXXXXX	4350095419	3	1	3	1	1	1	1	1	*** (CURED) Amount of title insurance is less than mortgage amount - EV R
COMMENT:   Proposed mortgagee coverage from the Preliminary Title work was $XXX page 750 with the final loan amount of $XXX page 35. Provide the Final Title Policy for review.

*** (CURED) Full appraisal required. Form Type - EV R
														COMMENT: The loan file included Form IVN55 with Rent Addendum page 714 and a CA AVM that supported the appraisal value page 153 qualifying per Lender's Guidelines.
4ARVP3JIISW	XXXXXX	XXXXXX	4350095421	3	1	3	1	1	1	1	1	*** (CURED) Amount of title insurance is less than mortgage amount - EV R
COMMENT:   Loan file contains a title commitment  on page 316 reflecting an amount  of insurance of $XXX. Loan amount is $XXX. Please provide an updated commitment or the final policy with the loan amount coverage.

*** (CURED) Full appraisal required. Form Type - EV R
														COMMENT: Per applicable guidelines on page 6; a hybrid appraisal where the property inspection and measurements are performed separately from the analysis of supporting data by a licensed appraiser ● XXXX with rent addendum. Loan file contains a XXXX on page 97. No issue.
ZQM1ZJEUHAZ	XXXXXX	XXXXXX	4350095422	3	1	3	3	1	1	1	1	*** (CURED) Amount of title insurance is less than mortgage amount - EV R
COMMENT:   Final title policy to reflect loan amount of $XXX.

*** (CURED) Full appraisal required. Form Type - EV R
														COMMENT: The appraisal is a Form iVN55 with a comparable rent schedule that is an acceptable appraisal form under GL XX XXXX.
AGUNVJAPJVI	XXXXXX	XXXXXX	4350095329	3	1	3	1	1	1	1	1	*** (CURED) 1003 Application [information not provide] - EV R
COMMENT:   The 1003 p.994 has contradictory information regarding the occupancy of the subject property. Page.1003 Section 5 Declarations indicates B2 will occupy the subject as the primary home. The subject property was approved and closed as an investment property. It appears this question was marked incorrectly.

*** (CURED) Missing Documentation - EV R
														COMMENT: Primary address listed for primary borrower is XXX XXX MN co borrowers primary address is listed as XXX( which is their previous address)
I3TRSFEMYQ1	XXXXXX	XXXXXX	4350095490	3	2	3	1	1	2	1	1	*** (OPEN) Mortgage history for primary residence less than 12 months - EV 2
COMMENT: Borrower resides at primary residence for 2 years. XXX reviewed 1 month 0x30. Unable to validate prior mortgage with credit report. DU not requiring additional verification.	*** (CURED) 1003 Application [information not provide] - EV R
COMMENT:   1003/1008 to include debt for new installment loan $XXX/mo toXXX

*** (CURED) Submission to DU data is not supported - EV R
COMMENT:   The following mortgages were omitted in DU:  XXX (XXX-XXX) XXX (XXX-XXX) XXX (XXX-XXX) XXX (XXX-XXX).  Missing documentation to support omission.

*** (CURED) IRS Tax Transcripts  - EV R
COMMENT:   Lender guides require tax transcripts for self employed borrower. Provide XXXX tax transcripts (XXX tax extension filed).

*** (CURED) Unable to verify all credit obligations (ATR) - EV R
COMMENT:   DU requiring payment verification for mortgages not reporting on credit:  #XXX #XXX #XXXX #XXX #XXX

Provide CD documentation to support PITI of recent refinance for the following properties:
XXX new loan #XXX PITI  $XXX
XXX new loan #XXX PITI  $XXX
XXX new loan #XXX PITI  $XXX
XXX new loan #XXX PITI  $XXX
														XXX new loan #XXX PITI $XXX
EL5O0RXHA0X	XXXXXX	XXXXXX	4350095366	2	2	2	1	1	2	1	1	*** (OPEN) Qualifying Credit Score does not meet eligibility requirement(s) - EV 2
COMMENT:   Guidelines require minimum 680 credit score.  Borrowers credit score is 675.
75% LTV requires minimum 760 credit score.
													Cash Out Refinance for DSCR is now allowed.
QR2UBVD1YHM	XXXXXX	XXXXXX	4350095399	2	2	2	1	1	2	1	1	*** (OPEN) Original CLTV does not meet eligibility requirement(s) - EV 2
COMMENT:   Maximum LTV/CLTV allowed is 60% loan approved at 75% LTV/CLTV - Lender Exception is NOT in the file

*** (OPEN) Original LTV (OLTV) does not meet eligibility requirement(s) - EV 2
													COMMENT: Maximum LTV/CLTV allowed is 60% loan approved at 75% LTV/CLTV - Lender Exception is NOT in the file
AXVZNESFFY2	XXXXXX	XXXXXX	4350095397	2	2	2	1	1	2	1	1	*** (OPEN) Original CLTV does not meet eligibility requirement(s) - EV 2
COMMENT:   Maximum LTV/CLTV allowed is 55% loan approved at 75% LTV/CLTV - Lender Exception is in the file

*** (OPEN) Original LTV (OLTV) does not meet eligibility requirement(s) - EV 2
													COMMENT: Maximum LTV/CLTV allowed is 55% loan approved at 75% LTV/CLTV - Lender Exception is in the file
KE2LZ312TGE	XXXXXX	XXXXXX	4350096150	2	2	2	1	1	2	1	1	*** (OPEN) Original CLTV does not meet eligibility requirement(s) - EV 2
COMMENT:   Maximum LTV/CLTV allowed is 55% loan approved at 75% LTV/CLTV - Lender Exception is in the file

*** (OPEN) Original LTV (OLTV) does not meet eligibility requirement(s) - EV 2
													COMMENT: Maximum LTV/CLTV allowed is 55% loan approved at 75% LTV/CLTV - Lender Exception is in the file
LQZZWTZG4T3	XXXXXX	XXXXXX	4350096148	2	2	2	1	1	2	1	1	*** (OPEN) Original CLTV does not meet eligibility requirement(s) - EV 2
COMMENT:   Maximum LTV/CLTV allowed is 55% loan approved at 75% LTV/CLTV - Lender Exception is in the file

*** (OPEN) Original LTV (OLTV) does not meet eligibility requirement(s) - EV 2
													COMMENT: Maximum LTV/CLTV allowed is 55% loan approved at 75% LTV/CLTV - Lender Exception is in the file
RUJ44KAPE3M	XXXXXX	XXXXXX	4350096149	2	2	2	1	1	2	1	1	*** (OPEN) Original CLTV does not meet eligibility requirement(s) - EV 2
COMMENT:   Maximum LTV/CLTV allowed is 55% loan approved at 75% LTV/CLTV - Lender Exception is in the file

*** (OPEN) Original LTV (OLTV) does not meet eligibility requirement(s) - EV 2
													COMMENT: Maximum LTV/CLTV allowed is 55% loan approved at 75% LTV/CLTV - Lender Exception is in the file
SDIQHND1MAQ	XXXXXX	XXXXXX	4350095398	2	2	2	1	1	2	1	1	*** (OPEN) Original CLTV does not meet eligibility requirement(s) - EV 2
COMMENT:   Maximum LTV/CLTV allowed is 55% loan approved at 75% LTV/CLTV - Lender Exception is in the file

*** (OPEN) Original LTV (OLTV) does not meet eligibility requirement(s) - EV 2
													COMMENT: Maximum LTV/CLTV allowed is 55% loan approved at 75% LTV/CLTV - Lender Exception is in the file
AJUSTETCBNF	XXXXXX	XXXXXX	4350095396	2	2	2	1	1	2	1	1	*** (OPEN) Original CLTV does not meet eligibility requirement(s) - EV 2
COMMENT:   Loan is a 12 months bank statement loan with a 757 qualifying credit score primary purchase.  The Max allowed LTV/CLTV is 80%.  There is a Lender approved exception in file to go to 90% LTV.

*** (OPEN) Original LTV (OLTV) does not meet eligibility requirement(s) - EV 2
													COMMENT: Loan is a 12 months bank statement loan with a 757 qualifying credit score primary purchase. The Max allowed LTV/CLTV is 80%. There is a Lender approved exception in file to go to 90% LTV.
QNJ05O02P0B	XXXXXX	XXXXXX	4350095387	2	2	2	1	1	2	1	1	*** (OPEN) Notice of Servicing Transfer missing or unexecuted - EV 2
COMMENT:   The Servicing Information was not disclosed to the consumer on the initial or any revised LEs

*** (OPEN) Original CLTV does not meet eligibility requirement(s) - EV 2
COMMENT:   Second Home purchase loan amount less than $XXX - FICO score 700-759 Max LTV/CLTV is 70% - Even with a 760 the max LTV/CLTV for the program is 75% - Lender approved exception in file for LTV/CLTV at 80%

*** (OPEN) Original LTV (OLTV) does not meet eligibility requirement(s) - EV 2
COMMENT:   Second Home purchase loan amount less than $XXX - FICO score 700-759 Max LTV/CLTV is 70% - Even with a 760 the max LTV/CLTV for the program is 75% - Lender approved exception in file for LTV/CLTV at 80%

*** (OPEN) Qualifying Credit Score does not meet eligibility requirement(s) - EV 2
													COMMENT: Second Home purchase loan amount less than $XXX - FICO score 700-759 Max LTV/CLTV is 70% - Even with a 760 the max LTV/CLTV for the program is 75% - Lender approved exception in file for LTV/CLTV at 80%
KAYOA4XNOO2	XXXXXX	XXXXXX	4350095493	2	2	1	1	2	1	1	2	*** (OPEN) Missing TRID RESPA Disclosures - EV 2
													COMMENT: The CD issued on XX/XX/XXXX is inaccurate. On page 4 in the Escrow Account section there is no reason given for the lack of escrow account. (i.e. did the borrower decline it or is not offered by the lender?) If transaction meets guidelines for business purposes the affidavit of occupancy and the letter from the client stating the cash is to be used for business purpose may cure the violation.
YZB3XWIGCJC	XXXXXX	XXXXXX	4350095389	2	2	2	1	1	2	1	1	*** (OPEN) Missing Documentation - EV 2
COMMENT:   Missing proof of taxes and insurance on investment property located at XXX

*** (OPEN) Original CLTV does not meet eligibility requirement(s) - EV 2
COMMENT:   Max LTV/CLTV 65% - Lender approved exception for 69% LTV/CLTV

*** (OPEN) Original LTV (OLTV) does not meet eligibility requirement(s) - EV 2
													COMMENT: Max LTV/CLTV 65% - Lender approved exception for 69% LTV/CLTV
XFLLJVSYW0B	XXXXXX	XXXXXX	4350096147	2	2	2	1	1	2	1	1	*** (OPEN) DTI > 60% - EV 2
COMMENT:   The lender calculated DTI using 24 months bank statements from XX/XXXX-XX/XXXX however those were not the most recent statements in the file.  Review used statements from XX/XXXX-XX/XXXX and calculated much lower income.  The actual DTI is 62.8% and the Max allowed per guidelines is 50% up to 55% with an exception.  The Lender exception in the file is for the LTV only.

*** (OPEN) DTI (Back) Ratio does not meet eligibility requirement(s) - EV 2
COMMENT:   The lender calculated DTI using 24 months bank statements from XX/XXXX-XX/XXX however those were not the most recent statements in the file.  Review used statements from XX/XXXX-XX/XXXX and calculated much lower income.  The actual DTI is 62.8% and the Max allowed per guidelines is 50% up to 55% with an exception.  The Lender exception in the file is for the LTV only.

*** (OPEN) Loan amount exceeds guideline maximum - EV 2
COMMENT:   The maximum loan amount allowed per the guidelines is $XXX - Actual loan amount is $XXX - There is a Lender Exception in the file for the LTV

*** (OPEN) Original CLTV does not meet eligibility requirement(s) - EV 2
COMMENT:   Maximum LTV/CLTV allowed is 55% loan approved at 75% LTV/CLTV - Lender Exception is in the file

*** (OPEN) Original LTV (OLTV) does not meet eligibility requirement(s) - EV 2
													COMMENT: Maximum LTV/CLTV allowed is 55% loan approved at 75% LTV/CLTV - Lender Exception is in the file
REKHHPW4D4J	XXXXXX	XXXXXX	4350095400	2	2	2	1	1	2	1	1	*** (OPEN) DTI (Back) Ratio does not meet eligibility requirement(s) - EV 2
COMMENT:   The lender calculated DTI of 25.854% using 24 months bank statements from XX/XXXX-XX/XXXX however those were not the most recent statements in the file.  Review used statements from XX/XXXX-XX/XXXX and calculated much lower income.  The actual DTI is 50.664% and the Max allowed per guidelines is 50% up to 55% with an exception.

*** (OPEN) Original CLTV does not meet eligibility requirement(s) - EV 2
COMMENT:   Maximum LTV/CLTV allowed is 60% loan approved at 75% LTV/CLTV - Lender Exception is NOT in the file

*** (OPEN) Original LTV (OLTV) does not meet eligibility requirement(s) - EV 2
													COMMENT: Maximum LTV/CLTV allowed is 60% loan approved at 75% LTV/CLTV - Lender Exception is NOT in the file
FWWJFT0ZPMQ	XXXXXX	XXXXXX	4350095401	2	2	2	1	1	2	1	1	*** (OPEN) DSCR Is Not Eligible - EV 2
													COMMENT: Per the applicable 5th Street guidelines Matrix page 1 the minimum DSCR for the program is 1.00. The loan file closed with a DSCR of 0.841 ($XXX market rent /$XXX PITIA). The loan file contains an exception on page 1.
FHC5ISUKOLU	XXXXXX	XXXXXX	4350096122	3	2	3	1	1	2	1	1	*** (OPEN) Credit history insufficient/does not meet guidelines (ATR) - EV 2
COMMENT:   Mortgage history 0X30X8 does not meet minimum requirement of 12 months history.

*** (OPEN) Mortgage history for primary residence less than 12 months - EV 2
													COMMENT: Mortgage history 0X30X8 does not meet minimum requirement of 12 months history.
LEYWL1CULAW	XXXXXX	XXXXXX	4350095653	2	2	2	1	1	2	1	1	*** (OPEN) Credit history insufficient/does not meet guidelines (ATR) - EV 2
COMMENT:   Max credit lates are 1x60 last 12 months - borrower had a 1x90 in the last 12 months - account is now paid off and closed

*** (OPEN) DTI (Back) Ratio does not meet eligibility requirement(s) - EV 2
COMMENT:   Max DTI 50% - actual DTI 53.7%

*** (OPEN) DTI/Residual income outside of guidelines (ATR) - EV 2
													COMMENT: Max DTI 50% - actual DTI 53.7%
VTUFI0HYM05	XXXXXX	XXXXXX	4350095319	3	2	1	1	3	1	1	2	*** (OPEN) ComplianceEase TRID Tolerance Test Failed #2 - EV 2
													COMMENT: The loan is an HPML. Evidence that a copy of a written appraisal with interior photos and performed by a certified appraiser was provided to the consumer is missing. Per Regulation a creditor shall provide to the consumer a copy of any written appraisal performed in connection with a HPML. The defect can be resolved by providing evidence that shows the consumer received a copy of the appraisal report.
F2U4QNL0M10	XXXXXX	XXXXXX	4350096101	3	2	1	3	2	1	2	2	*** (OPEN) ComplianceEase TRID Tolerance Test Failed #2 - EV 2
COMMENT:   The loan is an HPML and it meets the Escrow and Appraisal Requirements.

*** (OPEN) Property zoned rural and contains more than 10 acres - EV 2
													COMMENT: HEM Non-QHEM Guidelines dated XX/XX/XXXX p. 81 Section 9.2 reflects properties with acreage greater than 20 acres and Agricultural zoned properties are unacceptable property types. The appraisal p.1 reflects the subject property has 38 acres and is zones AGRE. Exception received dated XX/XX/XXXX for acreage in excess of program max of 20 acres the subject is on 38 acres. Compensating factors under decision are low ratio and stable employment.
WXNOTM3IGGC	XXXXXX	XXXXXX	4350095388	3	2	3	1	2	2	1	2	*** (OPEN) ComplianceEase TRID Tolerance Test Failed #2 - EV 2
COMMENT:   The loan is an HPML and it meets the Escrow and Appraisal Requirements.

*** (OPEN) Original CLTV does not meet eligibility requirement(s) - EV 2
COMMENT:   Primary Purchase loan amount less than $XXX Max LTV/CLTV with FICO score 660-679 (666 borrower score) is 70% loan closed at 85% LTV/CLTV which requires a FICO score of 760 - no lender exception located in file.  Exception received allowing for 85% LTV/CLTV with a loan amount of $XXX and a credit score of 666.  Compensating factor listed 12 months reserves and 0 x 30 for 12 months.

*** (OPEN) Original LTV (OLTV) does not meet eligibility requirement(s) - EV 2
COMMENT:   Primary Purchase loan amount less than $XXX Max LTV/CLTV with FICO score 660-679 (666 borrower score) is 70% loan closed at 85% LTV/CLTV which requires a FICO score of 760 - no lender exception located in file.   Exception received allowing for 85% LTV/CLTV with a loan amount of $XXX and a credit score of 666.  Compensating factor listed 12 months reserves and 0 x 30 for 12 months.

*** (OPEN) Qualifying Credit Score does not meet eligibility requirement(s) - EV 2
													COMMENT: Primary Purchase loan amount less than $XXX Max LTV/CLTV with FICO score 660-679 (666 borrower score) is 70% loan closed at 85% LTV/CLTV which requires a FICO score of 760 - no lender exception located in file. Exception received allowing for 85% LTV/CLTV with a loan amount of $XXX and a credit score of 666. Compensating factor listed 12 months reserves and 0 x 30 for 12 months.
MSP45YGRVUO	XXXXXX	XXXXXX	4350096098	3	2	3	1	2	2	1	2	*** (OPEN) ComplianceEase TRID Tolerance Test Failed #2 - EV 2
COMMENT:   The loan is an HPML and it meets the Escrow and Appraisal Requirements.

*** (OPEN) Mortgage history for primary residence less than 12 months - EV 2
													COMMENT: Non-QMBank Statement Qualifier Guidelines dated XX/XX/XXXX p. 6 reflects the requirement for the housing history to be verified for the prior 24 months. The file is missing the verification of rental history for the prior 8 months. Exception received dated XX/XX/XXXX to make an exception for not having 12 months mortgage history as required. The compensating factor listed was Long Term Employment > 5 years. Borrower is self employed for 10 years.
A4OYPSTCEMT	XXXXXX	XXXXXX	4350095312	3	2	3	1	2	2	1	2	*** (OPEN) ComplianceEase TRID Tolerance Test Failed #2 - EV 2
COMMENT:   The loan is an HPML and it meets the Escrow and Appraisal Requirements.

*** (OPEN) Missing Documentation - EV 2
													COMMENT: The loan file contains an Exception Request Form p.172 for having an LTV of 95% with credit score of 672. The Celebrity Homeowner Plus Guideline Matrix states purchase of primary full documentation with an LTV of 95% requires a minimum FICO of 720. Per the credit report p.146 the borrowers FICO is 672. The Exception form shows an approval; however it also states: this exception request form does not constitute a commitment by Celebrity Home Loans LLC to fund the loan.
1NIPH0JZZU3	XXXXXX	XXXXXX	4350096143	2	2	1	1	2	1	1	2		*** (OPEN) ComplianceEase TRID Tolerance Test Failed #2 - EV 2 COMMENT: The loan is an HPML and it meets the Escrow and Appraisal Requirements.
3WNQ5KUAUF5	XXXXXX	XXXXXX	4350096141	2	2	1	1	2	1	1	2		*** (OPEN) ComplianceEase TRID Tolerance Test Failed #2 - EV 2 COMMENT: The loan is an HPML and it meets the Escrow and Appraisal Requirements.
5CFFXU4ULIK	XXXXXX	XXXXXX	4350095318	2	2	1	1	2	1	1	2		*** (OPEN) ComplianceEase TRID Tolerance Test Failed #2 - EV 2 COMMENT: The loan is an HPML and it meets the Escrow and Appraisal Requirements.
AA1YQSZXE4W	XXXXXX	XXXXXX	4350095655	2	2	1	1	2	1	1	2		*** (OPEN) ComplianceEase TRID Tolerance Test Failed #2 - EV 2 COMMENT: The loan is an HPML and it meets the Escrow and Appraisal Requirements.
C3PJ3DCTDLK	XXXXXX	XXXXXX	4350096103	2	2	1	1	2	1	1	2		*** (OPEN) ComplianceEase TRID Tolerance Test Failed #2 - EV 2 COMMENT: The loan is an HPML and it meets the Escrow and Appraisal Requirements.
KFLJFXCTYU1	XXXXXX	XXXXXX	4350095377	2	2	1	1	2	1	1	2		*** (OPEN) ComplianceEase TRID Tolerance Test Failed #2 - EV 2 COMMENT: The loan is an HPML and it meets the Escrow and Appraisal Requirements.
P2JVWZ1KWJF	XXXXXX	XXXXXX	4350095316	2	2	1	1	2	1	1	2		*** (OPEN) ComplianceEase TRID Tolerance Test Failed #2 - EV 2 COMMENT: The loan is an HPML and it meets the Escrow and Appraisal Requirements.
R34QA40FJE3	XXXXXX	XXXXXX	4350096102	2	2	1	1	2	1	1	2		*** (OPEN) ComplianceEase TRID Tolerance Test Failed #2 - EV 2 COMMENT: The loan is an HPML and it meets the Escrow and Appraisal Requirements.
RE0KKRJ5QX4	XXXXXX	XXXXXX	4350095310	2	2	1	1	2	1	1	2		*** (OPEN) ComplianceEase TRID Tolerance Test Failed #2 - EV 2 COMMENT: The loan is an HPML and it meets the Escrow and Appraisal Requirements.
WVIUA0VQ1SF	XXXXXX	XXXXXX	4350095370	2	2	1	1	2	1	1	2		*** (OPEN) ComplianceEase TRID Tolerance Test Failed #2 - EV 2 COMMENT: The loan is an HPML and it meets the Escrow and Appraisal Requirements.
EZKQ5U0GVN5	XXXXXX	XXXXXX	4350095380	3	2	3	1	1	2	1	1	*** (OPEN) Borrower(s) LTV Requirement (Fail) - EV 2
COMMENT:   The guidelines Matrix page 2 allow a max  LTV/CLTV of 70% when the credit score is 720 and the loan amount is$XXX to $XXX.  The loan closed with a LTV/CLTV of 80% the borrower’s qualifying score is 801 and the loan amount is$XXX.  The LTV/CLTV exceeds the max allowed LTV/CLTV.  The loan file contains an exception.

*** (OPEN) Original CLTV does not meet eligibility requirement(s) - EV 2
COMMENT:   The guidelines Matrix page 2 allow a max  LTV/CLTV of 70% when the credit score is 720 and the loan amount is$XXX to$XXX.  The loan closed with a LTV/CLTV of 80% the borrower’s qualifying score is 801 and the loan amount is$XXX.  The LTV/CLTV exceeds the max allowed LTV/CLTV.  The loan file contains an exception.

*** (OPEN) Original LTV (OLTV) does not meet eligibility requirement(s) - EV 2
													COMMENT: The guidelines Matrix page 2 allow a max LTV/CLTV of 70% when the credit score is 720 and the loan amount is$XXX to$XXX. The loan closed with a LTV/CLTV of 80% the borrower’s qualifying score is 801 and the loan amount is$XXX. The LTV/CLTV exceeds the max allowed LTV/CLTV. The loan file contains an exception.
04JLK313A53	XXXXXX	XXXXXX	4350096131	1	1	1	1	1	1	1	1
0BWSEUZYCZD	XXXXXX	XXXXXX	4350096137	1	1	1	1	1	1	1	1
0KKIGSGABCK	XXXXXX	XXXXXX	4350096109	1	1	1	1	1	1	1	1
0M1XSPAEENI	XXXXXX	XXXXXX	4350096086	1	1	1	1	1	1	1	1
0PMQOWKVMXR	XXXXXX	XXXXXX	4350096079	1	1	1	1	1	1	1	1
11QHAELRXHG	XXXXXX	XXXXXX	4350096077	1	1	1	1	1	1	1	1
1LRZNTWGEJR	XXXXXX	XXXXXX	4350095372	1	1	1	1	1	1	1	1
25SQXREOPS5	XXXXXX	XXXXXX	4350096093	1	1	1	1	1	1	1	1
2CEYYDU2ELN	XXXXXX	XXXXXX	4350096092	1	1	1	1	1	1	1	1
2EBHKDRGP2Z	XXXXXX	XXXXXX	4350095449	1	1	1	1	1	1	1	1
2G4QEA4NV3U	XXXXXX	XXXXXX	4350096070	1	1	1	1	1	1	1	1
2PG5COZU1JH	XXXXXX	XXXXXX	4350096120	1	1	1	1	1	1	1	1
2S2GJJV4FUK	XXXXXX	XXXXXX	4350095385	1	1	1	1	1	1	1	1
2YKZEZGMPTG	XXXXXX	XXXXXX	4350095461	1	1	1	1	1	1	1	1
2YZ3ERGV2BN	XXXXXX	XXXXXX	4350095465	1	1	1	1	1	1	1	1
335WXYXLP4J	XXXXXX	XXXXXX	4350096146	1	1	1	1	1	1	1	1
3N00DNYHOQC	XXXXXX	XXXXXX	4350095450	1	1	1	1	1	1	1	1
3WPL2DYZDVL	XXXXXX	XXXXXX	4350096105	1	1	1	1	1	1	1	1
4CY5WMMLNB4	XXXXXX	XXXXXX	4350096099	1	1	1	1	1	1	1	1
4MUMNBBXQDS	XXXXXX	XXXXXX	4350095386	1	1	1	1	1	1	1	1
4THHGHDESG5	XXXXXX	XXXXXX	4350096060	1	1	1	1	1	1	1	1
50PWYQTLC2X	XXXXXX	XXXXXX	4350095656	1	1	1	1	1	1	1	1
5BDY0NYZ2J5	XXXXXX	XXXXXX	4350095445	1	1	1	1	1	1	1	1
5KDWHRBWJST	XXXXXX	XXXXXX	4350096111	1	1	1	1	1	1	1	1
5Q5CRKBF4VB	XXXXXX	XXXXXX	4350096051	1	1	1	1	1	1	1	1
5SEA0R0GFD4	XXXXXX	XXXXXX	4350096121	1	1	1	1	1	1	1	1
5SMNTEQQAHI	XXXXXX	XXXXXX	4350095448	1	1	1	1	1	1	1	1
5XEYPJGG3IV	XXXXXX	XXXXXX	4350095468	1	1	1	1	1	1	1	1
A5111JHLCQX	XXXXXX	XXXXXX	4350096119	1	1	1	1	1	1	1	1
BVN2UPQ1NXO	XXXXXX	XXXXXX	4350096054	1	1	1	1	1	1	1	1
C0RPZRFPRH4	XXXXXX	XXXXXX	4350096072	1	1	1	1	1	1	1	1
C2W4XD4OU3K	XXXXXX	XXXXXX	4350096116	1	1	1	1	1	1	1	1
C4XBA1SGAC0	XXXXXX	XXXXXX	4350095451	1	1	1	1	1	1	1	1
CKBZXJ3UNY4	XXXXXX	XXXXXX	4350096108	1	1	1	1	1	1	1	1
CUHRHEJOGFB	XXXXXX	XXXXXX	4350096112	1	1	1	1	1	1	1	1
DAX2GYMSPKB	XXXXXX	XXXXXX	4350096089	1	1	1	1	1	1	1	1
DQ3IUN0PFND	XXXXXX	XXXXXX	4350095650	1	1	1	1	1	1	1	1
E50FPSXRGJQ	XXXXXX	XXXXXX	4350096082	1	1	1	1	1	1	1	1
EMXFVZ1AJRT	XXXXXX	XXXXXX	4350095436	1	1	1	1	1	1	1	1
F35L2JOKZLT	XXXXXX	XXXXXX	4350095462	1	1	1	1	1	1	1	1
FBPCPAC1NYP	XXXXXX	XXXXXX	4350096085	1	1	1	1	1	1	1	1
FIXSRD1GDIS	XXXXXX	XXXXXX	4350095438	1	1	1	1	1	1	1	1
FSGVILQZVNZ	XXXXXX	XXXXXX	4350095651	1	1	1	1	1	1	1	1
FTNAHS4RCJO	XXXXXX	XXXXXX	4350095455	1	1	1	1	1	1	1	1
GJU0MT54E3E	XXXXXX	XXXXXX	4350095652	1	1	1	1	1	1	1	1
GMRALU1BP5M	XXXXXX	XXXXXX	4350095654	1	1	1	1	1	1	1	1
GY1JHUU500D	XXXXXX	XXXXXX	4350095640	1	1	1	1	1	1	1	1
H2H3VWXA1QA	XXXXXX	XXXXXX	4350095439	1	1	1	1	1	1	1	1
HOR1T552STU	XXXXXX	XXXXXX	4350095453	1	1	1	1	1	1	1	1
HPTCSM11JHI	XXXXXX	XXXXXX	4350095456	1	1	1	1	1	1	1	1
HSQ5XHFUWQR	XXXXXX	XXXXXX	4350096053	1	1	1	1	1	1	1	1
HTTOD1IQAS4	XXXXXX	XXXXXX	4350096083	1	1	1	1	1	1	1	1
IH1D5OT01NV	XXXXXX	XXXXXX	4350095459	1	1	1	1	1	1	1	1
IJYMGYHGP2E	XXXXXX	XXXXXX	4350095437	1	1	1	1	1	1	1	1
IMDNTPENYNQ	XXXXXX	XXXXXX	4350095443	1	1	1	1	1	1	1	1
INZH55EU3PG	XXXXXX	XXXXXX	4350096100	1	1	1	1	1	1	1	1
ISM1WC5HTM2	XXXXXX	XXXXXX	4350095454	1	1	1	1	1	1	1	1
IUXACXKUP54	XXXXXX	XXXXXX	4350096118	1	1	1	1	1	1	1	1
J2WE3IU1H24	XXXXXX	XXXXXX	4350096071	1	1	1	1	1	1	1	1
J4HIIOIF3X3	XXXXXX	XXXXXX	4350096074	1	1	1	1	1	1	1	1
JMVZUG1FZKY	XXXXXX	XXXXXX	4350096080	1	1	1	1	1	1	1	1
JRJHT2APTBM	XXXXXX	XXXXXX	4350095467	1	1	1	1	1	1	1	1
JW1FMW04QOU	XXXXXX	XXXXXX	4350096134	1	1	1	1	1	1	1	1
KEN2EWSLWPC	XXXXXX	XXXXXX	4350096114	1	1	1	1	1	1	1	1
KZHF5L2KDKI	XXXXXX	XXXXXX	4350095444	1	1	1	1	1	1	1	1
L25KFR1ZB2C	XXXXXX	XXXXXX	4350096138	1	1	1	1	1	1	1	1
L32VZFJIT15	XXXXXX	XXXXXX	4350096115	1	1	1	1	1	1	1	1
LBJ02RAK0FI	XXXXXX	XXXXXX	4350095458	1	1	1	1	1	1	1	1
LHFADJRPIBP	XXXXXX	XXXXXX	4350095660	1	1	1	1	1	1	1	1
LVMZZY5ZWRI	XXXXXX	XXXXXX	4350095647	1	1	1	1	1	1	1	1
M1ODWPGMBBR	XXXXXX	XXXXXX	4350096062	1	1	1	1	1	1	1	1
MGGHOIAZOUU	XXXXXX	XXXXXX	4350095457	1	1	1	1	1	1	1	1
MMN4OJTNZ0B	XXXXXX	XXXXXX	4350096106	1	1	1	1	1	1	1	1
MUCRZHY5BS2	XXXXXX	XXXXXX	4350095315	1	1	1	1	1	1	1	1
MZ02TOTUMK4	XXXXXX	XXXXXX	4350096057	1	1	1	1	1	1	1	1
N3UHTYHGBNB	XXXXXX	XXXXXX	4350096144	1	1	1	1	1	1	1	1
OJZD1SX4N3G	XXXXXX	XXXXXX	4350096068	1	1	1	1	1	1	1	1
OWT2JSEX5FW	XXXXXX	XXXXXX	4350096090	1	1	1	1	1	1	1	1
PFISI1PURJX	XXXXXX	XXXXXX	4350095657	1	1	1	1	1	1	1	1
PMSY1D5LDJR	XXXXXX	XXXXXX	4350096073	1	1	1	1	1	1	1	1
PN2MZY0BA1A	XXXXXX	XXXXXX	4350095658	1	1	1	1	1	1	1	1
POBMD4TUGG0	XXXXXX	XXXXXX	4350096127	1	1	1	1	1	1	1	1
PVXT4OXI3JI	XXXXXX	XXXXXX	4350095460	1	1	1	1	1	1	1	1
QGRSIMWPZBC	XXXXXX	XXXXXX	4350096061	1	1	1	1	1	1	1	1
R2RQ2WGHLAT	XXXXXX	XXXXXX	4350096084	1	1	1	1	1	1	1	1
R4N5F5DN4OH	XXXXXX	XXXXXX	4350096132	1	1	1	1	1	1	1	1
RAMP15QYYVD	XXXXXX	XXXXXX	4350095463	1	1	1	1	1	1	1	1
RASHDDVKA5M	XXXXXX	XXXXXX	4350095645	1	1	1	1	1	1	1	1
RMRMX3N3XCJ	XXXXXX	XXXXXX	4350096123	1	1	1	1	1	1	1	1
RPPZGJ0GFQ1	XXXXXX	XXXXXX	4350095452	1	1	1	1	1	1	1	1
RQ2UHNEGKJP	XXXXXX	XXXXXX	4350096097	1	1	1	1	1	1	1	1
RRCNE0MIJK3	XXXXXX	XXXXXX	4350096107	1	1	1	1	1	1	1	1
SQDTMGDUXJZ	XXXXXX	XXXXXX	4350096117	1	1	1	1	1	1	1	1
SWFRQGVAYMQ	XXXXXX	XXXXXX	4350096067	1	1	1	1	1	1	1	1
SX1EPN4RCJM	XXXXXX	XXXXXX	4350095382	1	1	1	1	1	1	1	1
TBD4W1GBDMN	XXXXXX	XXXXXX	4350096128	1	1	1	1	1	1	1	1
TFQWLJOGFXG	XXXXXX	XXXXXX	4350096130	1	1	1	1	1	1	1	1
TMJTHDF1AUP	XXXXXX	XXXXXX	4350095440	1	1	1	1	1	1	1	1
TYTD3ATY2LI	XXXXXX	XXXXXX	4350096066	1	1	1	1	1	1	1	1
UG5LBEAM0HJ	XXXXXX	XXXXXX	4350095659	1	1	1	1	1	1	1	1
UIQ1G3HBYVP	XXXXXX	XXXXXX	4350095466	1	1	1	1	1	1	1	1
UJ5ADR2PKAB	XXXXXX	XXXXXX	4350096058	1	1	1	1	1	1	1	1
UNOEKC4KALT	XXXXXX	XXXXXX	4350096088	1	1	1	1	1	1	1	1
USO42JRMKL5	XXXXXX	XXXXXX	4350096125	1	1	1	1	1	1	1	1
UV0IDTTGS2S	XXXXXX	XXXXXX	4350095464	1	1	1	1	1	1	1	1
VT4ZPNFKHCP	XXXXXX	XXXXXX	4350096087	1	1	1	1	1	1	1	1
VXCDTENJRZ0	XXXXXX	XXXXXX	4350096056	1	1	1	1	1	1	1	1
WBO244DNTA4	XXXXXX	XXXXXX	4350095447	1	1	1	1	1	1	1	1
WDSXFTH0VBA	XXXXXX	XXXXXX	4350096052	1	1	1	1	1	1	1	1
WHGIGGGARCS	XXXXXX	XXXXXX	4350096065	1	1	1	1	1	1	1	1
WVUVRYFVDVV	XXXXXX	XXXXXX	4350095648	1	1	1	1	1	1	1	1
X115OKSEHJJ	XXXXXX	XXXXXX	4350095442	1	1	1	1	1	1	1	1
XKOT3JHCPVS	XXXXXX	XXXXXX	4350096055	1	1	1	1	1	1	1	1
Y3WCJASTRSI	XXXXXX	XXXXXX	4350096140	1	1	1	1	1	1	1	1
YEOWT5O3GLV	XXXXXX	XXXXXX	4350096145	1	1	1	1	1	1	1	1
YI51KG4OHHM	XXXXXX	XXXXXX	4350095435	1	1	1	1	1	1	1	1
YKFZDOQDV22	XXXXXX	XXXXXX	4350096063	1	1	1	1	1	1	1	1
YLVKKHGR33P	XXXXXX	XXXXXX	4350095470	1	1	1	1	1	1	1	1
YQI2QVDFSZX	XXXXXX	XXXXXX	4350095646	1	1	1	1	1	1	1	1
YQNPUD00CSD	XXXXXX	XXXXXX	4350095384	1	1	1	1	1	1	1	1
YYAEBIG5QOW	XXXXXX	XXXXXX	4350095469	1	1	1	1	1	1	1	1
Z0DFPKQF2ZT	XXXXXX	XXXXXX	4350096076	1	1	1	1	1	1	1	1
ZBLRSIQCIOS	XXXXXX	XXXXXX	4350096139	1	1	1	1	1	1	1	1
ZJET2ISS3FF	XXXXXX	XXXXXX	4350095441	1	1	1	1	1	1	1	1
ZTEUR3PWG2S	XXXXXX	XXXXXX	4350095446	1	1	1	1	1	1	1	1
UCPTQ4G0HRZ	XXXXXX	XXXXXX	4350096124	3	2	3	1	1	2	1	1		*** (OPEN) Qualifying Credit Score does not meet eligibility requirement(s) - EV 2 COMMENT: Guarantor Credit Score of 673 is below 680 required per guidelines.
1CHQYHEJS2M	XXXXXX	XXXXXX	4350095644	2	2	2	1	1	2	1	1	*** (OPEN) Loan does not conform to program guidelines - EV 2
													COMMENT: There is an approved loan exception in the file (Pg 1417) due to the subject loan amount $XXX exceeding the guidelines maximum $XXX limit for first time homebuyers. Compensating factor was noted as the Borrower having 24 months reserves which were 12 more months than the required 12 months.